THE SHARES OF THE TOWER MUTUAL FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF HIBERNIA NATIONAL BANK OR ITS AFFILIATES, ARE NOT ENDORSED OR GUARANTEED BY HIBERNIA NATIONAL BANK OR ITS AFFILIATES, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY.

INVESTMENT IN THE SHARES OF THE TOWER MUTUAL FUNDS INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

THE TOWER CASH RESERVE FUND AND THE TOWER U.S. TREASURY MONEY MARKET FUND ATTEMPT TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THESE FUNDS WILL BE ABLE TO DO SO.



PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

Dear Shareholder:

I am pleased to present the Annual Report to Shareholders of the Tower Mutual Funds. The report, which covers the twelve-month period ended August 31, 1995, includes an interview with each fund's portfolio manager, as well as a complete list of investments and financial statements for each fund.

Please note the following highlights for each Tower fund over the twelve-month reporting period:

       In the favorable stock market environment that characterized the reporting period, TOWER CAPITAL APPRECIATION FUND delivered extremely strong performance. The fund paid dividends of $0.21 per share and capital gains of $0.27 per share. Its net asset value increased from $13.81 on the first day of the reporting period to $16.09 on the last day of the reporting period. The fund produced a total return of 20.71%*. At the end of the reporting period, net assets stood at more than $144 million.

       TOWER TOTAL RETURN BOND FUND paid dividends of $0.54 per share, while its net asset value increased from $9.64 on the first day of the reporting period to $10.05 on the last day of the reporting period. Consistent with its name, the fund produced a very strong total return of 10.19%*. At the end of the reporting period, net assets stood at more than $69 million.

       TOWER LOUISIANA MUNICIPAL INCOME FUND paid double-tax-free dividends of $0.58 per share and capital gains of $0.08 per share. Its net asset value increased from $10.82 on the first day of the reporting period to $10.99 on the last day of the reporting period. The fund produced a total return of 8.20%*. At the end of the reporting period, net assets stood at more than $67 million.

       TOWER U.S. GOVERNMENT INCOME FUND paid dividends of $0.69 per share, while its net asset value increased from $9.92 on the first day of the reporting period to $10.14 on the last day of the period. The fund produced a total return of 9.60%*. At the end of the reporting period, net assets stood at more than $42 million.

       TOWER CASH RESERVE FUND paid dividends of $0.05 per share. At the end of the reporting period, net assets stood at more than $191 million.

       TOWER U.S. TREASURY MONEY MARKET FUND paid dividends of $0.05 per share. At the end of the reporting period, net assets stood at more than $116 million.

Thank you for pursuing your financial goals through the Tower Mutual Funds. We are making every effort to ensure that your choice of a Tower fund is a choice with which you can be comfortable.

Sincerely,

Edward C. Gonzales
President
October 15, 1995

*Performance quoted represents past performance. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns quoted above do not include the maximum 3.0% sales charge. Refer to the investment review for the loads figures.

TOWER CAPITAL APPRECIATION FUND

INVESTMENT REVIEW
--------------------------------------------------------------------------------


Q During the twelve-month reporting period, economic growth declined while corporate profits increased, often exceeding Wall Street's expectations. In this context, how did the stock market react?

A The stock market reacted in a very positive manner during the reporting period.

Q    How did Tower Capital Appreciation Fund perform over this period?

A The Tower Capital Appreciation Fund produced a total return of 20.71%* on a no-load basis for the reporting period, and 17.07% on a load basis.

Q Would you explain how the composition of the portfolio affected the Fund's performance?

A The Fund had a bias towards "growth" that was a positive influence on total returns for the reporting period.

Q    What are your plans for the Fund in the near term?

A We will continue to use our quantitative process, which features a sector neutral posture, and pick stocks against the benchmark, which is the S&P 500.

Q What long-term benefits might shareholders realize in a capital appreciation fund relative to a fixed-income investment?

A We expect that rates of return of stocks will exceed fixed income rates of return over the long term although at a higher risk to principal.

* Performance quoted represents past performance. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Load total return reflects the maximum 3.0% sales charge.


TOWER CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------

         GROWTH OF $10,000 INVESTED IN TOWER CAPITAL APPRECIATION FUND

     The graph below illustrates the hypothetical investment of $10,000 in the Tower Capital Appreciation Fund (the "Fund") from October 14, 1988 (start of performance) to August 31, 1995, compared to the Standard & Poor's 500 Index ("S&P 500").+


                             GRAPH APPEARS HERE.  SEE APPENDIX A1.


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

 + THE S&P 500 IS NOT ADJUSTED TO REFLECT SALES LOADS, EXPENSES, OR OTHER FEES
   THAT THE SEC REQUIRES TO BE REFLECTED IN THE FUND'S PERFORMANCE. THIS INDEX IS UNMANAGED.
 * REPRESENTS A HYPOTHETICAL INVESTMENT OF $10,000 IN THE FUND AFTER DEDUCTING THE ORIGINAL MAXIMUM SALES CHARGE OF 4.50% ($10,000 INVESTMENT MINUS $450 SALES CHARGE = $9,550), WHICH WAS EFFECTIVE ON OCTOBER 14, 1988. EFFECTIVE MAY 1, 1994, THE MAXIMUM SALES CHARGE HAS BEEN REDUCED TO 3.00%. THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS. THE S&P 500 HAS BEEN ADJUSTED TO REFLECT REINVESTMENT OF DIVIDENDS ON SECURITIES IN THE INDEX.

** TOTAL RETURN QUOTED REFLECTS ALL APPLICABLE SALES CHARGES AND CONTINGENT
   DEFERRED SALES CHARGES.



TOWER TOTAL RETURN BOND FUND

INVESTMENT REVIEW
--------------------------------------------------------------------------------


Q During the twelve-month reporting period, economic growth slowed considerably and the federal funds rate was lowered to help stimulate the economy once again. In this environment, how did the bond market perform?

A Long-term bond prices rose dramatically in the fiscal year ended August 31, 1995, while short-term bond prices turned in a more modest increase. During this period, the Salomon Brothers Broad Investment-Grade Bond Index scored an 11.37% total return.

Q    How did the Tower Total Return Bond Fund perform over the same period?

A The Fund experienced a total return of 10.19%* during the fiscal year ended August 31, 1995 on a no-load basis and 6.86% on a load basis.
Q    What strategy guided the management of the Fund during this time?

A In mid-1994, the Fund was defensively positioned against rising short-term and long-term interest rates. Long-term interest rates gradually peaked in the final months of 1994 and began a steady decline. The Tower Total Return Bond Fund was aggressively repositioned in early 1995 to take advantage of falling interest rates. Short-term treasuries were swapped for long-term high coupon treasuries in order to lock in their higher rates of return.

Q Many economists are calling for a decrease in interest rates to stimulate economic growth. How might lower interest rates affect your plans for the Fund in the near future?

A The Fund has already taken steps to lock in higher yielding longer term bonds in anticipation of a decline in interest rates. If the anticipated decline in interest rates does materialize, we would likely maintain our aggressive position until such time as we see interest rates begin to rise.

* Performance quoted represents past performance. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Load total return reflects the maximum 3.0% sales charge.


TOWER TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

           GROWTH OF $10,000 INVESTED IN TOWER TOTAL RETURN BOND FUND

     The graph below illustrates the hypothetical investment of $10,000 in the Tower Total Return Bond Fund (the "Fund") from November 2, 1992 (start of performance) to August 31, 1995, compared to the Salomon Brothers Broad Investment Grade Bond Index ("SBBIGBI").+


                            GRAPH APPEARS HERE. SEE APPENDIX A2.


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

+ THE SBBIGBI IS NOT ADJUSTED TO REFLECT SALES LOADS, EXPENSES, OR OTHER FEES
  THAT THE SEC REQUIRES TO BE REFLECTED IN THE FUND'S PERFORMANCE. THIS INDEX IS UNMANAGED.

 *REPRESENTS A HYPOTHETICAL INVESTMENT OF $10,000 IN THE FUND AFTER DEDUCTING
  THE ORIGINAL MAXIMUM SALES CHARGE OF 4.50% ($10,000 INVESTMENT MINUS $450 SALES CHARGE = $9,550), WHICH WAS EFFECTIVE ON NOVEMBER 2, 1992. EFFECTIVE MAY 1, 1994, THE MAXIMUM SALES CHARGE HAS BEEN REDUCED TO 3.00%. THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS. THE SBBIGBI HAS BEEN ADJUSTED TO REFLECT REINVESTMENT OF DIVIDENDS ON SECURITIES IN THE INDEX.

**TOTAL RETURN QUOTED REFLECTS ALL APPLICABLE SALES CHARGES AND CONTINGENT
  DEFERRED SALES CHARGES.


TOWER LOUISIANA MUNICIPAL INCOME FUND

INVESTMENT REVIEW
--------------------------------------------------------------------------------


Q   Over the twelve-month reporting period, investors witnessed an improved market for bonds, featuring rising bond prices. How did the Tower Louisiana Municipal Income Fund perform over this period?

A The Tower Louisiana Municipal Income Fund suffered through 1994 along with the rest of the market as the Federal Reserve Board raised interest rates to slow an overheated domestic economy. In the final months of 1994, the Fund anticipated the reversal of the market's decline and positioned the Fund to benefit from the rise in bond prices beginning in 1995. Consequently, the Fund earned an 8.20%* total return for the fiscal year ended August 31, 1995 on a no-load basis and 5.0% on a load basis.

Q What factors affected your choice of securities for the Fund during the past year?

A The Tower Louisiana Municipal Income Fund has continued to purchase only AAA-rated securities. Beyond AAA ratings, we focused our investments on higher yielding housing bonds and hospital issues where value could be found. We continued to purchase long-term securities where the most yield could be found.

Q    How would you review the Fund's investment philosophy?

A We are an active manager seeking to add value to the portfolio by buying undervalued securities and those in which we believe the credit quality of the issuer will improve. We practice diversification among market sectors as well as municipal bond insurance providers.

Q Many economists are suggesting a decrease in interest rates to stimulate the economy and avoid a recession. How might decreasing interest rates affect your near future plans for the Fund?

A We have already positioned the Fund for a decline in interest rates. If rates do decline as anticipated for the balance of 1995, we will continue to keep the Fund aggressively postured to provide maximum income and yield potential. If indications are that inflation may be on the horizon, we would shorten our average maturity and concentrate purchases more in the general obligation bond sector.

* Performance quoted represents past performance. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Load total return reflects the maximum 3.0% sales charge.


TOWER LOUISIANA MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

      GROWTH OF $10,000 INVESTED IN TOWER LOUISIANA MUNICIPAL INCOME FUND

     The graph below illustrates the hypothetical investment of $10,000 in the Tower Louisiana Municipal Income Fund (the "Fund"), from October 14, 1988 (start of performance) to August 31, 1995, compared to the Lehman Ten Year Insured Index ("LTYII").+


                             GRAPH APPEARS HERE. SEE APPENDIX A3.


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

 + THE LTYII IS NOT ADJUSTED TO REFLECT SALES LOADS, EXPENSES, OR OTHER FEES
   THAT THE SEC REQUIRES TO BE REFLECTED IN THE FUND'S PERFORMANCE. THIS INDEX IS UNMANAGED.

 * REPRESENTS A HYPOTHETICAL INVESTMENT OF $10,000 IN THE FUND AFTER DEDUCTING THE ORIGINAL MAXIMUM SALES CHARGE OF 4.50% ($10,000 INVESTMENT MINUS $450 SALES CHARGE = $9,550), WHICH WAS EFFECTIVE ON OCTOBER 14, 1988. EFFECTIVE OCTOBER 31, 1993, THE MAXIMUM SALES CHARGE HAS BEEN REDUCED TO 3.00%. THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS. THE LTYII HAS BEEN ADJUSTED TO REFLECT REINVESTMENT OF DIVIDENDS ON SECURITIES IN THE INDEX.

** TOTAL RETURN QUOTED REFLECTS ALL APPLICABLE SALES CHARGES AND CONTINGENT
   DEFERRED SALES CHARGES.


TOWER U.S. GOVERNMENT INCOME FUND

INVESTMENT REVIEW
--------------------------------------------------------------------------------


Q Will you describe the key events that characterized the bond market during the twelve-month reporting period?

A Inflation fears surrounding a robust economy combined with a succession of Federal Reserve Board interest rate increases to push bond prices down and interest rates up in 1994. By the end of 1994, evidence began to surface that the higher interest rates were beginning to slow the economy. The Federal Reserve Board continued to raise short-term interest rates in early 1995 to ensure an economic slowdown was carried out. Weaker economic reports continued into 1995 allowing the Federal Reserve Board to begin lowering short-term rates in July, 1995.

Q How did the Tower U.S. Government Income Fund perform in this environment over the same period?

A The Fund experienced a 9.60%* total return for the reporting period on a no-load basis and 6.28% on a load basis.


Q Can you review recent occurrences in the mortgage market and the implications of this activity for the Fund?

A The dramatic rise in interest rates in 1994 and the decline in interest rates in the first half of 1995 have caused a high degree of volatility in mortgage prepayments and bond prices. In addition, the financial debacle in Orange County, California, has drawn attention to derivative securities and their potentially risky nature. One aspect of our investment strategy has always been to avoid these types of highly volatile securities in favor of more conservative investments.

Q Will you describe your economic outlook and plans for the Fund's near future?

A We anticipate that for the balance of 1995 interest rates will likely decline gradually on both short-term and long-term securities as the economy remains sluggish and the Federal Reserve Board becomes accommodative.

* Performance quoted represents past performance. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Load total return reflects the maximum 3.0% sales charge.


TOWER U.S. GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------
        GROWTH OF $10,000 INVESTED IN TOWER U.S. GOVERNMENT INCOME FUND

     The graph below illustrates the hypothetical investment of $10,000 in the Tower U.S. Government Income Fund (the "Fund"), from October 14, 1988 (start of performance) to August 31, 1995, compared to the Salomon Brothers Medium Term Broad Index ("SBMTBI").+


                             GRAPH APPEARS HERE. SEE APPENDIX A4.


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

 + THE SBMTBI IS NOT ADJUSTED TO REFLECT SALES LOADS, EXPENSES, OR OTHER FEES
   THAT THE SEC REQUIRES TO BE REFLECTED IN THE FUND'S PERFORMANCE. THIS INDEX IS UNMANAGED.

 * REPRESENTS A HYPOTHETICAL INVESTMENT OF $10,000 IN THE FUND AFTER DEDUCTING THE ORIGINAL MAXIMUM SALES CHARGE OF 4.50% ($10,000 INVESTMENT MINUS $450 SALES CHARGE = $9,550), WHICH WAS EFFECTIVE ON OCTOBER 14, 1988. EFFECTIVE OCTOBER 31, 1993, THE MAXIMUM SALES CHARGE HAS BEEN REDUCED TO 3.00%. THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS. THE SBMTBI HAS BEEN ADJUSTED TO REFLECT REINVESTMENT OF DIVIDENDS ON SECURITIES IN THE INDEX.

** TOTAL RETURN QUOTED REFLECTS ALL APPLICABLE SALES CHARGES AND CONTINGENT
   DEFERRED SALES CHARGES.


TOWER CASH RESERVE FUND

INVESTMENT REVIEW
--------------------------------------------------------------------------------


Q What effect did the interest rate environment have on the market for commercial paper during the twelve-month reporting period?

A As interest rates increased, the availability of commercial paper was very good and particularly good in the 90-180 day range. Since the first decrease in interest rates, the issues have become fewer and have shorter maturities.

Q How did Tower Cash Reserve Fund perform in this context over the same period?

A The Fund's 7-day net yield increased to 5.18%* as of July 6, 1995 until the effects of the Federal Reserve Board's first rate-decrease. The Fund's performance was effected by the shortage of commercial paper.

Q What factors guided the selection of securities for the Fund's portfolio during the year?

A The Fund experienced a temporary increase in assets from investors waiting to get into or out of the equity market. This, coupled with the decrease in the availability of commercial paper, caused the Fund to increase its positions in U.S. government agency paper and Treasury bills.

Q In light of speculation that interest rates may be eased, do you expect to make any changes in the composition of the Fund's portfolio?

A We plan to invest in a higher percentage of commercial paper and lengthen the maturity to 45 to 55 days.

* Performance quoted represents past performance and is not indicative of future results. Yield will vary.


TOWER U.S. TREASURY MONEY MARKET FUND

INVESTMENT REVIEW
--------------------------------------------------------------------------------


Q The twelve-month reporting period was marked by an economic slowdown and, finally, a decrease in interest rates to stimulate growth. Amid this activity, how did the Tower U.S. Treasury Money Market Fund fare?

A Prior to the last increase by the Federal Reserve Board in February, 1995, the Tower U.S. Treasury Money Market Fund yield increased, but after rates peaked in December, 1994, the Fund has slowly been decreasing in yield.

Q Would you review the investment philosophy of Tower U.S. Treasury Money Market Fund, and summarize its performance over the period?

A The investment philosophy is to maintain a high percentage in repurchase agreements, since their rate or return follows the federal funds rate, and investments in high issue Treasury bills, such as cash management bills.

Q Many economists expect the Federal Reserve Board to lower interest rates further to spur economic growth. How might this affect your plans for the Fund?

A Consistant with the Fund's average maturity of 30 to 40 days, it will try to hold on the higher rates as long as possible. However, as rates fall due to Federal Reserve Board action, so will the money market rates.


TOWER CAPITAL APPRECIATION FUND

PORTFOLIO OF INVESTMENTS
AUGUST 31, 1995
--------------------------------------------------------------------------------

    SHARES                                                                                             VALUE
--------------  -------------------------------------------------------------------------------  -----------------
COMMON STOCKS--97.1%
-----------------------------------------------------------------------------------------------
                COMMERCIAL SERVICES--0.4%
                -------------------------------------------------------------------------------
        15,800  Equifax, Inc.                                                                    $         614,225
                -------------------------------------------------------------------------------  -----------------
                CONSUMER DURABLES--3.2%
                -------------------------------------------------------------------------------
        23,000  Briggs & Stratton Corp.                                                                    871,125
                -------------------------------------------------------------------------------
        32,400  Brunswick Corp.                                                                            652,050
                -------------------------------------------------------------------------------
        15,500  Eastman Kodak Co.                                                                          893,188
                -------------------------------------------------------------------------------
        36,200  Goodyear Tire & Rubber Co.                                                               1,448,000
                -------------------------------------------------------------------------------
        30,300  Newell Co.                                                                                 757,500
                -------------------------------------------------------------------------------  -----------------
                Total                                                                                    4,621,863
                -------------------------------------------------------------------------------  -----------------
                CONSUMER NON-DURABLES--9.4%
                -------------------------------------------------------------------------------
        18,800  Campbell Soup Co.                                                                          860,100
                -------------------------------------------------------------------------------
        40,800  Coca-Cola Co.                                                                            2,621,400
                -------------------------------------------------------------------------------
        31,500  ConAgra, Inc.                                                                            1,193,063
                -------------------------------------------------------------------------------
         9,200  Kellogg Co.                                                                                621,000
                -------------------------------------------------------------------------------
        49,900  PepsiCo, Inc.                                                                            2,257,975
                -------------------------------------------------------------------------------
        36,700  Philip Morris Cos., Inc.                                                                 2,738,738
                -------------------------------------------------------------------------------
        25,000  Procter & Gamble Co.                                                                     1,734,375
                -------------------------------------------------------------------------------
        30,900  Sara Lee Corp.                                                                             857,475
                -------------------------------------------------------------------------------
        11,900  V.F. Corp.                                                                                 651,525
                -------------------------------------------------------------------------------  -----------------
                Total                                                                                   13,535,651
                -------------------------------------------------------------------------------  -----------------
                CONSUMER SERVICES--4.4%
                -------------------------------------------------------------------------------
        10,200  Capital Cities/ABC, Inc.                                                                 1,173,000
                -------------------------------------------------------------------------------
        22,700  Disney (Walt) Co.                                                                        1,274,038
                -------------------------------------------------------------------------------
        17,200  King World Productions, Inc. (a)                                                           653,600
                -------------------------------------------------------------------------------
        18,400  McDonald's Corp.                                                                           671,600
                -------------------------------------------------------------------------------
        25,700  Tribune Co.                                                                              1,721,900
                -------------------------------------------------------------------------------



TOWER CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------

    SHARES                                                                                             VALUE
--------------  -------------------------------------------------------------------------------  -----------------
COMMON STOCKS--CONTINUED
-----------------------------------------------------------------------------------------------
                CONSUMER SERVICES--CONTINUED
                -------------------------------------------------------------------------------
        45,400  Wendy's International, Inc.                                                      $         890,975
                -------------------------------------------------------------------------------  -----------------
                Total                                                                                    6,385,113
                -------------------------------------------------------------------------------  -----------------
                ELECTRONIC TECHNOLOGY--10.2%
                -------------------------------------------------------------------------------
        13,250  Cabletron Systems, Inc.                                                                    700,594
                -------------------------------------------------------------------------------
         8,800  DSC Communications Corp.                                                                   462,000
                -------------------------------------------------------------------------------
        24,900  Hewlett-Packard Co.                                                                      1,992,000
                -------------------------------------------------------------------------------
        26,900  Intel Corp.                                                                              1,650,987
                -------------------------------------------------------------------------------
        18,500  International Business Machines Corp.                                                    1,912,438
                -------------------------------------------------------------------------------
        26,000  McDonnell-Douglas Corp.                                                                  2,086,500
                -------------------------------------------------------------------------------
        27,600  Sun Microsystems, Inc. (a)                                                               1,597,350
                -------------------------------------------------------------------------------
        27,000  Texas Instruments, Inc.                                                                  2,021,625
                -------------------------------------------------------------------------------
        13,400  United Technologies Corp.                                                                1,117,225
                -------------------------------------------------------------------------------
        22,100  Varian Association, Inc.                                                                 1,193,400
                -------------------------------------------------------------------------------  -----------------
                Total                                                                                   14,734,119
                -------------------------------------------------------------------------------  -----------------
                ENERGY MINERALS--7.8%
                -------------------------------------------------------------------------------
        19,800  Amoco Corp.                                                                              1,262,250
                -------------------------------------------------------------------------------
        15,800  Atlantic Richfield Co.                                                                   1,724,175
                -------------------------------------------------------------------------------
        16,500  British Petroleum, Ltd., ADR                                                             1,487,062
                -------------------------------------------------------------------------------
        29,700  Exxon Corp.                                                                              2,041,875
                -------------------------------------------------------------------------------
        22,500  Mobil Corp.                                                                              2,143,125
                -------------------------------------------------------------------------------
        27,800  Pittston Services Group Co.                                                                705,425
                -------------------------------------------------------------------------------
        16,500  Royal Dutch Petroleum Co., ADR                                                           1,967,625
                -------------------------------------------------------------------------------  -----------------
                Total                                                                                   11,331,537
                -------------------------------------------------------------------------------  -----------------
                FINANCE--11.9%
                -------------------------------------------------------------------------------
        20,600  Aflac, Inc.                                                                                842,025
                -------------------------------------------------------------------------------
        11,100  Allstate Corp.                                                                             376,012
                -------------------------------------------------------------------------------
        29,500  American Express Co.                                                                     1,191,063
                -------------------------------------------------------------------------------



TOWER CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------

    SHARES                                                                                             VALUE
--------------  -------------------------------------------------------------------------------  -----------------
COMMON STOCKS--CONTINUED
-----------------------------------------------------------------------------------------------
                FINANCE--CONTINUED
                -------------------------------------------------------------------------------
        25,300  American General Corp.                                                           $         891,825
                -------------------------------------------------------------------------------
        13,650  American International Group, Inc.                                                       1,100,531
                -------------------------------------------------------------------------------
        37,800  Bank of New York Co., Inc.                                                               1,644,300
                -------------------------------------------------------------------------------
        20,400  BankAmerica Corp.                                                                        1,152,600
                -------------------------------------------------------------------------------
        35,900  Citicorp                                                                                 2,382,863
                -------------------------------------------------------------------------------
        29,900  Dean Witter, Discover & Co.                                                              1,524,900
                -------------------------------------------------------------------------------
        27,200  First Chicago Corp.                                                                      1,723,800
                -------------------------------------------------------------------------------
        45,200  NBD Bancorp, Inc.                                                                        1,615,900
                -------------------------------------------------------------------------------
        23,100  NationsBank Corp.                                                                        1,417,763
                -------------------------------------------------------------------------------
        18,900  Transamerica Corp.                                                                       1,285,200
                -------------------------------------------------------------------------------  -----------------
                Total                                                                                   17,148,782
                -------------------------------------------------------------------------------  -----------------
                HEALTH SERVICES--1.0%
                -------------------------------------------------------------------------------
        20,400  Columbia/HCA Healthcare Corp.                                                              958,800
                -------------------------------------------------------------------------------
        11,400  United Healthcare Corp.                                                                    481,650
                -------------------------------------------------------------------------------  -----------------
                Total                                                                                    1,440,450
                -------------------------------------------------------------------------------  -----------------
                HEALTH TECHNOLOGY--8.7%
                -------------------------------------------------------------------------------
        32,900  Abbott Laboratories                                                                      1,274,875
                -------------------------------------------------------------------------------
        26,500  Bristol-Myers Squibb Co.                                                                 1,818,563
                -------------------------------------------------------------------------------
        27,500  Johnson & Johnson                                                                        1,897,500
                -------------------------------------------------------------------------------
        10,600  Medtronic, Inc.                                                                          1,000,375
                -------------------------------------------------------------------------------
        39,300  Merck & Co., Inc.                                                                        1,960,088
                -------------------------------------------------------------------------------
        32,700  Mylan Laboratories, Inc.                                                                   748,012
                -------------------------------------------------------------------------------
        30,500  Pfizer, Inc.                                                                             1,505,938
                -------------------------------------------------------------------------------
        49,200  Schering Plough Corp.                                                                    2,293,950
                -------------------------------------------------------------------------------  -----------------
                Total                                                                                   12,499,301
                -------------------------------------------------------------------------------  -----------------
                INDUSTRIAL SERVICES--1.0%
                -------------------------------------------------------------------------------
        21,900  Browning-Ferris Industries, Inc.                                                           736,387
                -------------------------------------------------------------------------------



TOWER CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------

    SHARES                                                                                             VALUE
--------------  -------------------------------------------------------------------------------  -----------------
COMMON STOCKS--CONTINUED
-----------------------------------------------------------------------------------------------
                INDUSTRIAL SERVICES--CONTINUED
                -------------------------------------------------------------------------------
        17,100  Halliburton Co.                                                                  $         724,612
                -------------------------------------------------------------------------------  -----------------
                Total                                                                                    1,460,999
                -------------------------------------------------------------------------------  -----------------
                NON-ENERGY MINERALS--2.7%
                -------------------------------------------------------------------------------
        29,300  Aluminum Co. of America                                                                  1,673,763
                -------------------------------------------------------------------------------
        15,900  Georgia-Pacific Corp.                                                                    1,431,000
                -------------------------------------------------------------------------------
        12,400  Phelps Dodge Corp.                                                                         785,850
                -------------------------------------------------------------------------------  -----------------
                Total                                                                                    3,890,613
                -------------------------------------------------------------------------------  -----------------
                PROCESS INDUSTRIES--4.6%
                -------------------------------------------------------------------------------
        15,300  Dow Chemical Co.                                                                         1,132,200
                -------------------------------------------------------------------------------
        15,700  Du Pont (E.I.) de Nemours & Co.                                                          1,026,387
                -------------------------------------------------------------------------------
        16,600  International Paper Co.                                                                  1,359,125
                -------------------------------------------------------------------------------
         3,600  Monsanto Co.                                                                               341,550
                -------------------------------------------------------------------------------
        21,800  PPG Industries, Inc.                                                                       931,950
                -------------------------------------------------------------------------------
         8,300  Pioneer Hi-Bred International, Inc.                                                        356,900
                -------------------------------------------------------------------------------
        40,800  Praxair, Inc.                                                                            1,060,800
                -------------------------------------------------------------------------------
        10,900  Union Carbide Corp.                                                                        386,950
                -------------------------------------------------------------------------------  -----------------
                Total                                                                                    6,595,862
                -------------------------------------------------------------------------------  -----------------
                PRODUCER MANUFACTURING--7.3%
                -------------------------------------------------------------------------------
        12,400  Allied-Signal, Inc.                                                                        550,250
                -------------------------------------------------------------------------------
        17,100  Armstrong World Industries, Inc.                                                           981,112
                -------------------------------------------------------------------------------
        22,900  Cummins Engine Co., Inc.                                                                   898,825
                -------------------------------------------------------------------------------
        13,000  Emerson Electric Co.                                                                       927,875
                -------------------------------------------------------------------------------
        39,600  General Electric Co.                                                                     2,331,450
                -------------------------------------------------------------------------------
        11,600  ITT Corp.                                                                                1,387,650
                -------------------------------------------------------------------------------
        21,700  Philips Electronics N.V., ADR                                                              976,500
                -------------------------------------------------------------------------------
        21,700  Textron, Inc.                                                                            1,486,450
                -------------------------------------------------------------------------------



TOWER CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------

    SHARES                                                                                             VALUE
--------------  -------------------------------------------------------------------------------  -----------------
COMMON STOCKS--CONTINUED
-----------------------------------------------------------------------------------------------
                PRODUCER MANUFACTURING--CONTINUED
                -------------------------------------------------------------------------------
        22,000  Varity Corp. (a)                                                                 $       1,001,000
                -------------------------------------------------------------------------------  -----------------
                Total                                                                                   10,541,112
                -------------------------------------------------------------------------------  -----------------
                RETAIL TRADE--6.5%
                -------------------------------------------------------------------------------
        68,200  Circuit City Stores, Inc.                                                                2,352,900
                -------------------------------------------------------------------------------
        21,700  Federated Department Stores, Inc.                                                          585,900
                -------------------------------------------------------------------------------
        21,100  Kroger Co., Inc. (a)                                                                       688,387
                -------------------------------------------------------------------------------
        32,400  Premark International, Inc.                                                              1,696,950
                -------------------------------------------------------------------------------
        18,000  Safeway, Inc. (a)                                                                          708,750
                -------------------------------------------------------------------------------
        40,400  Sears, Roebuck & Co.                                                                     1,307,950
                -------------------------------------------------------------------------------
        33,500  Tandy Corp.                                                                              2,081,187
                -------------------------------------------------------------------------------  -----------------
                Total                                                                                    9,422,024
                -------------------------------------------------------------------------------  -----------------
                TECHNOLOGY SERVICES--3.6%
                -------------------------------------------------------------------------------
        19,000  Computer Associates International, Inc.                                                  1,320,500
                -------------------------------------------------------------------------------
        23,900  General Motors Corp.                                                                     1,123,300
                -------------------------------------------------------------------------------
        16,500  Microsoft Corp. (a)                                                                      1,526,250
                -------------------------------------------------------------------------------
        32,400  Oracle Systems Corp. (a)                                                                 1,300,050
                -------------------------------------------------------------------------------  -----------------
                Total                                                                                    5,270,100
                -------------------------------------------------------------------------------  -----------------
                TRANSPORTATION--1.7%
                -------------------------------------------------------------------------------
         9,500  AMR Corp. (a)                                                                              669,750
                -------------------------------------------------------------------------------
        42,300  Consolidated Freightways, Inc.                                                           1,094,512
                -------------------------------------------------------------------------------
        10,300  Norfolk-Southern Corp.                                                                     728,724
                -------------------------------------------------------------------------------  -----------------
                Total                                                                                    2,492,986
                -------------------------------------------------------------------------------  -----------------
                UTILITIES--12.7%
                -------------------------------------------------------------------------------
        34,600  Ameritech Corp.                                                                          1,773,250
                -------------------------------------------------------------------------------
        41,900  Bell Atlantic Corp.                                                                      2,503,525
                -------------------------------------------------------------------------------
        25,700  BellSouth Corp.                                                                          1,766,875
                -------------------------------------------------------------------------------
        50,000  GTE Corp.                                                                                1,831,250
                -------------------------------------------------------------------------------



TOWER CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------

  SHARES OR
  PRINCIPAL
    AMOUNT                                                                                             VALUE
--------------  -------------------------------------------------------------------------------  -----------------
COMMON STOCKS--CONTINUED
-----------------------------------------------------------------------------------------------
                UTILITIES--CONTINUED
                -------------------------------------------------------------------------------
        53,600  General Public Utilities Corp.                                                   $       1,534,300
                -------------------------------------------------------------------------------
        67,400  Pinnacle West Capital Corp.                                                              1,676,575
                -------------------------------------------------------------------------------
        34,600  SBC Communications, Inc.                                                                 1,751,625
                -------------------------------------------------------------------------------
        58,100  Sprint Corp.                                                                             2,062,550
                -------------------------------------------------------------------------------
        70,800  Unicom Corp.                                                                             1,991,250
                -------------------------------------------------------------------------------
        38,200  Williams Companies, Inc.                                                                 1,399,075
                -------------------------------------------------------------------------------  -----------------
                Total                                                                                   18,290,275
                -------------------------------------------------------------------------------  -----------------
                TOTAL COMMON STOCKS (IDENTIFIED COST, $109,544,540)                                    140,275,012
                -------------------------------------------------------------------------------  -----------------
*REPURCHASE AGREEMENT--2.8%
-----------------------------------------------------------------------------------------------
$    4,075,000  HSBC Securities, Inc., 5.77%, dated 8/31/1995, due 9/1/1995
                (AT AMORTIZED COST)                                                                      4,075,000
                -------------------------------------------------------------------------------  -----------------
                TOTAL INVESTMENTS (IDENTIFIED COST, $113,619,540)(B)                             $     144,350,012
                -------------------------------------------------------------------------------  -----------------


  * The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(a) Non-income producing security.

(b) The cost of investments for federal tax purposes amounts to $113,723,866. The unrealized appreciation of investments on a federal tax basis amounts to $30,626,146, which is comprised of $31,236,083 appreciation and $609,937 depreciation at August 31, 1995.

Note: The categories of investments are shown as a percentage of net assets
      ($144,475,689) at August 31, 1995.

The following acronym is used throughout this portfolio:

ADR--American Depositary Receipt

(See Notes which are an integral part of the Financial Statements)


TOWER CAPITAL APPRECIATION FUND
STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 1995
--------------------------------------------------------------------------------

ASSETS:
-----------------------------------------------------------------------------------------------
Investments, at value (identified cost $113,619,540 and tax cost $113,723,866)                   $     144,350,012
-----------------------------------------------------------------------------------------------
Income receivable                                                                                          383,447
-----------------------------------------------------------------------------------------------
Receivable for shares sold                                                                                     777
-----------------------------------------------------------------------------------------------  -----------------
     Total assets                                                                                      144,734,236
-----------------------------------------------------------------------------------------------
LIABILITIES:
-----------------------------------------------------------------------------------------------
Payable for shares redeemed                                                        $    213,657
---------------------------------------------------------------------------------
Payable to bank                                                                           2,655
---------------------------------------------------------------------------------
Accrued expenses                                                                         42,235
---------------------------------------------------------------------------------  ------------
     Total liabilities                                                                                     258,547
-----------------------------------------------------------------------------------------------  -----------------
NET ASSETS for 8,977,933 shares outstanding                                                      $     144,475,689
-----------------------------------------------------------------------------------------------  -----------------
NET ASSETS CONSIST OF:
-----------------------------------------------------------------------------------------------
Paid-in capital                                                                                  $     109,266,630
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                                              30,730,472
-----------------------------------------------------------------------------------------------
Accumulated net realized gain on investments                                                             4,373,848
-----------------------------------------------------------------------------------------------
Undistributed net investment income                                                                        104,739
-----------------------------------------------------------------------------------------------  -----------------
     Total Net Assets                                                                            $     144,475,689
-----------------------------------------------------------------------------------------------  -----------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
-----------------------------------------------------------------------------------------------
Net Asset Value Per Share ($144,475,689 / 8,977,933 shares outstanding)                                     $16.09
-----------------------------------------------------------------------------------------------  -----------------
Computation of Offering Price Per Share (100/97 of $16.09)*                                                 $16.59
-----------------------------------------------------------------------------------------------  -----------------


*See "What Shares Cost" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)


TOWER CAPITAL APPRECIATION FUND
STATEMENT OF OPERATIONS
YEAR ENDED AUGUST 31, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME:
------------------------------------------------------------------------------------------------
Dividends                                                                                         $     3,558,372
------------------------------------------------------------------------------------------------
Interest                                                                                                  117,338
------------------------------------------------------------------------------------------------  ---------------
     Total income                                                                                       3,675,710
------------------------------------------------------------------------------------------------
EXPENSES:
------------------------------------------------------------------------------------------------
Investment advisory fee                                                           $    1,018,267
--------------------------------------------------------------------------------
Administrative personnel and services fees                                               177,184
--------------------------------------------------------------------------------
Custodian fees                                                                            32,182
--------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                  25,081
--------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                  8,355
--------------------------------------------------------------------------------
Auditing fees                                                                             13,964
--------------------------------------------------------------------------------
Legal fees                                                                                 6,127
--------------------------------------------------------------------------------
Portfolio accounting fees                                                                 46,275
--------------------------------------------------------------------------------
Distribution services fee                                                                339,422
--------------------------------------------------------------------------------
Share registration costs                                                                  12,936
--------------------------------------------------------------------------------
Printing and postage                                                                       6,088
--------------------------------------------------------------------------------
Insurance premiums                                                                         7,261
--------------------------------------------------------------------------------
Miscellaneous                                                                              5,734
--------------------------------------------------------------------------------  --------------
     Total expenses                                                                                     1,698,876
------------------------------------------------------------------------------------------------  ---------------
          Net investment income                                                                         1,976,834
------------------------------------------------------------------------------------------------  ---------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
------------------------------------------------------------------------------------------------
Net realized gain on investments                                                                        5,776,399
------------------------------------------------------------------------------------------------
Net change in unrealized appreciation of investments                                                   17,920,887
------------------------------------------------------------------------------------------------  ---------------
     Net realized and unrealized gain on investments                                                   23,697,286
------------------------------------------------------------------------------------------------  ---------------
          Change in net assets resulting from operations                                          $    25,674,120
------------------------------------------------------------------------------------------------  ---------------


(See Notes which are an integral part of the Financial Statements)


TOWER CAPITAL APPRECIATION FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                     YEAR ENDED AUGUST 31,
                                                                              -----------------------------------
                                                                                    1995               1994
----------------------------------------------------------------------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
----------------------------------------------------------------------------
OPERATIONS--
----------------------------------------------------------------------------
Net investment income                                                         $       1,976,834  $       2,330,945
----------------------------------------------------------------------------
Net realized gain (loss) on investments
($5,857,912 and $5,096,800, respectively, as computed
for federal tax purposes)                                                             5,776,399          5,052,026
----------------------------------------------------------------------------
Net change in unrealized appreciation of investments                                 17,920,887         (1,535,597)
----------------------------------------------------------------------------  -----------------  -----------------
     Change in net assets resulting from operations                                  25,674,120          5,847,374
----------------------------------------------------------------------------  -----------------  -----------------
DISTRIBUTIONS TO SHAREHOLDERS--
----------------------------------------------------------------------------
Distributions from net investment income                                             (2,029,845)        (2,486,403)
----------------------------------------------------------------------------
Distributions from net realized gains                                                (2,669,232)       (10,874,905)
----------------------------------------------------------------------------  -----------------  -----------------
     Change in net assets resulting from distributions to shareholders               (4,699,077)       (13,361,308)
----------------------------------------------------------------------------  -----------------  -----------------
SHARE TRANSACTIONS--
----------------------------------------------------------------------------
Proceeds from sale of shares                                                         15,224,935         24,840,898
----------------------------------------------------------------------------
Net asset value of shares issued to shareholders in payment of distributions
declared                                                                              3,279,872         10,583,871
----------------------------------------------------------------------------
Cost of shares redeemed                                                             (34,084,951)       (29,637,716)
----------------------------------------------------------------------------  -----------------  -----------------
     Change in net assets resulting from share transactions                         (15,580,144)         5,787,053
----------------------------------------------------------------------------  -----------------  -----------------
          Change in net assets                                                        5,394,899         (1,726,881)
----------------------------------------------------------------------------
NET ASSETS:
----------------------------------------------------------------------------
Beginning of period                                                                 139,080,790        140,807,671
----------------------------------------------------------------------------  -----------------  -----------------
End of period (including undistributed net investment income of $104,739 and
$157,750, respectively)                                                       $     144,475,689  $     139,080,790
----------------------------------------------------------------------------  -----------------  -----------------


(See Notes which are an integral part of the Financial Statements)


TOWER CAPITAL APPRECIATION FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                             YEAR ENDED AUGUST 31,
                                                  ---------------------------------------------------------------------------
                                                    1995       1994       1993       1992       1991       1990      1989(A)
------------------------------------------------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
NET ASSET VALUE, BEGINNING OF PERIOD              $   13.81  $   14.60  $   14.02  $   14.35  $   11.93  $   12.94  $   10.17
------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
------------------------------------------------
  Net investment income                                0.22       0.23       0.30       0.29       0.33       0.38       0.33
------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments                                          2.54       0.36       2.00       0.11       2.45      (0.76)      2.68
------------------------------------------------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
  Total from investment operations                     2.76       0.59       2.30       0.40       2.78      (0.38)      3.01
------------------------------------------------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
LESS DISTRIBUTIONS
------------------------------------------------
  Distributions from net investment income            (0.21)     (0.25)     (0.30)     (0.27)     (0.36)     (0.39)     (0.24)
------------------------------------------------
  Distributions in excess of net investment
  income                                                 --         --         --         --         --      (0.02 (b)        --
------------------------------------------------
  Distributions from net realized gain on
  investment transactions                             (0.27)     (1.13)     (1.42)     (0.46)        --      (0.22)        --
------------------------------------------------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
  Total distributions                                  (0.48)      (1.38)      (1.72)      (0.73)      (0.36)      (0.63)
(0.24)
------------------------------------------------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
NET ASSET VALUE, END OF PERIOD                    $    16.09 $    13.81 $    14.60 $    14.02 $    14.35 $    11.93 $    12.94
------------------------------------------------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
TOTAL RETURN (C)                                     20.71%      4.27%     17.89%      2.93%     23.77%    (3.11%)     32.29%
------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
------------------------------------------------
  Expenses                                            1.25%      1.09%      0.85%      0.83%      0.74%      0.42%     0.56%*
------------------------------------------------
  Net investment income                               1.46%      1.67%      2.10%      1.99%      2.58%      3.06%     4.00%*
------------------------------------------------
  Expense waiver/reimbursement (d)                       --         --       0.18%      0.25%      0.29%      0.75%      0.83%*
------------------------------------------------
SUPPLEMENTAL DATA
------------------------------------------------
    Net assets, end of period (000 omitted)        $144,476   $139,081   $140,808    $73,653    $87,927    $60,448    $48,093
------------------------------------------------
    Portfolio turnover rate                       69%        118%       127%       163%       124%       123%       70%
------------------------------------------------


 *  Computed on an annualized basis.
(a) Reflects operations for the period from October 14, 1988 (date of initial public investment) to August 31, 1989.
(b) Distributions in excess of net realized gain on investment transactions for the fiscal year ended August 31, 1990, were a result of certain book and tax timing differences. These distributions do not represent a return of capital for federal tax purposes.
(c) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.
(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


TOWER TOTAL RETURN BOND FUND
PORTFOLIO OF INVESTMENTS
AUGUST 31, 1995
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                                                             VALUE
--------------  --------------------------------------------------------------------------------  ---------------
CORPORATE BONDS/ASSET BACKED SECURITIES--14.8%
------------------------------------------------------------------------------------------------
                AUTOMOTIVE--1.6%
                --------------------------------------------------------------------------------
$    1,000,000  Ford Capital BV, Debenture, 10.125%, 11/15/2000                                   $     1,143,730
                --------------------------------------------------------------------------------  ---------------
                BANKING--1.5%
                --------------------------------------------------------------------------------
     1,000,000  BankAmerica Corp., Subordinated Notes, 7.50%, 10/15/2002                                1,036,130
                --------------------------------------------------------------------------------  ---------------
                FINANCE-RETAIL--6.8%
                --------------------------------------------------------------------------------
       750,000  American General Finance Corp., Note, 8.00%, 2/15/2000                                    790,785
                --------------------------------------------------------------------------------
     1,000,000  CIT Group Securitization Corp., 1993-1, Class A2, 5.75%,
                6/15/2018                                                                                 956,000
                --------------------------------------------------------------------------------
     1,000,000  Discover Card Trust 1993-A, Class A, 6.25%, 8/16/2000                                     994,790
                --------------------------------------------------------------------------------
     1,000,000  Household Finance Corp., Debenture, 9.00%, 9/1/1995                                     1,000,450
                --------------------------------------------------------------------------------
     1,000,000  Signet Credit Card Master Trust 1993-1, Class A, 5.20%,
                2/15/2002                                                                                 953,540
                --------------------------------------------------------------------------------  ---------------
                Total                                                                                   4,695,565
                --------------------------------------------------------------------------------  ---------------
                MISCELLANEOUS--1.6%
                --------------------------------------------------------------------------------
        99,376  USWFS Manufactured Housing Contract 1990-A, Class A, 9.05%, 12/25/2010                     99,407
                --------------------------------------------------------------------------------
     1,000,000  USWFS Inc. Medium Term Note, 6.26%, 9/5/1995                                              999,190
                --------------------------------------------------------------------------------  ---------------
                Total                                                                                   1,098,597
                --------------------------------------------------------------------------------  ---------------
                UTILITIES--3.3%
                --------------------------------------------------------------------------------
     2,000,000  KN Energy, Inc., Debenture, 9.625%, 8/1/2021                                            2,311,320
                --------------------------------------------------------------------------------  ---------------
                TOTAL CORPORATE BONDS/ASSET BACKED SECURITIES
                (IDENTIFIED COST, $10,213,719)                                                         10,285,342
                --------------------------------------------------------------------------------  ---------------
GOVERNMENT AGENCIES--16.6%
------------------------------------------------------------------------------------------------
                FEDERAL HOME LOAN BANK--1.5%
                --------------------------------------------------------------------------------
     1,000,000  7.72%, 3/29/2000                                                                        1,009,370
                --------------------------------------------------------------------------------  ---------------



TOWER TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                                                             VALUE
--------------  --------------------------------------------------------------------------------  ---------------
GOVERNMENT AGENCIES--CONTINUED
------------------------------------------------------------------------------------------------
                FEDERAL HOME LOAN MORTGAGE CORP. 30-YEAR GOLD--1.5%
                --------------------------------------------------------------------------------
$    1,000,000  Pool 1024, 9.00%, 11/15/2005                                                      $     1,048,010
                --------------------------------------------------------------------------------  ---------------
                FEDERAL NATIONAL MORTGAGE CORP. 30-YEAR SEASONED--0.1%
                --------------------------------------------------------------------------------
        12,684  Pool 76204, 11.00%, 6/1/2019                                                               14,055
                --------------------------------------------------------------------------------
        11,191  Pool 78956, 11.00%, 8/1/2019                                                               12,401
                --------------------------------------------------------------------------------
         9,216  Pool 34138, 11.00%, 4/1/2010                                                               10,213
                --------------------------------------------------------------------------------
        18,205  Pool 1804, 11.00%, 4/1/2011                                                                20,173
                --------------------------------------------------------------------------------
        23,740  Pool 85131,11.00%, 5/1/2017                                                                26,307
                --------------------------------------------------------------------------------  ---------------
                Total                                                                                      83,149
                --------------------------------------------------------------------------------  ---------------
                FEDERAL NATIONAL MORTGAGE ASSOCIATION BOND--5.8%
                --------------------------------------------------------------------------------
     3,900,000  8.05%, 7/14/2004                                                                        4,009,629
                --------------------------------------------------------------------------------  ---------------
                GOVERNMENT NATIONAL MORTGAGE ASSOCIATION 30-YEAR--7.7%
                --------------------------------------------------------------------------------
       115,112  Pool 291100, 9.00%, 5/15/2020                                                             121,334
                --------------------------------------------------------------------------------
        90,499  Pool 288967, 9.00%, 4/15/2020                                                              95,391
                --------------------------------------------------------------------------------
        60,128  Pool 288570, 10.00%, 8/15/2020                                                             65,482
                --------------------------------------------------------------------------------
       217,082  Pool 287853, 9.00%, 4/15/2020                                                             228,815
                --------------------------------------------------------------------------------
       124,044  Pool 296315, 10.00%, 9/15/2020                                                            135,090
                --------------------------------------------------------------------------------
       148,712  Pool 292364, 10.00%, 9/15/2020                                                            161,954
                --------------------------------------------------------------------------------
       205,379  Pool 289082, 9.00%, 4/15/2020                                                             216,480
                --------------------------------------------------------------------------------
     1,222,508  Pool 415427, 7.50%, 8/15/2025                                                           1,229,745
                --------------------------------------------------------------------------------
        62,797  Pool 288052, 10.00%, 7/15/2020                                                             68,389
                --------------------------------------------------------------------------------
       166,026  Pool 212660, 8.00%, 4/15/2017                                                             171,161
                --------------------------------------------------------------------------------
       146,668  Pool 279629, 9.00%, 10/15/2019                                                            154,595
                --------------------------------------------------------------------------------
       166,208  Pool 278300, 10.00%, 7/15/2019                                                            181,009
                --------------------------------------------------------------------------------
        14,030  Pool 188080, 8.00%, 9/15/2018                                                              14,420
                --------------------------------------------------------------------------------
       209,598  Pool 217533, 8.00%, 5/15/2017                                                             216,081
                --------------------------------------------------------------------------------
       185,315  Pool 147875, 10.00%, 3/15/2016                                                            201,817
                --------------------------------------------------------------------------------
       190,610  Pool 168511, 8.00%, 7/15/2016                                                             196,506
                --------------------------------------------------------------------------------



TOWER TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                                                             VALUE
--------------  --------------------------------------------------------------------------------  ---------------
GOVERNMENT AGENCIES--CONTINUED
------------------------------------------------------------------------------------------------
                GOVERNMENT NATIONAL MORTGAGE ASSOCIATION 30-YEAR--CONTINUED
                --------------------------------------------------------------------------------
$      269,915  Pool 212047, 8.00%, 5/15/2017                                                     $       278,263
                --------------------------------------------------------------------------------
       233,854  Pool 216950, 8.00%, 6/15/2017                                                             241,087
                --------------------------------------------------------------------------------
        89,660  Pool 177145, 8.00%, 1/15/2017                                                              92,433
                --------------------------------------------------------------------------------
       109,539  Pool 253449, 10.00%, 10/15/2018                                                           119,293
                --------------------------------------------------------------------------------
       120,247  Pool 283261, 9.00%, 11/15/2019                                                            126,746
                --------------------------------------------------------------------------------
       115,528  Pool 279619, 10.00%, 9/15/2019                                                            125,816
                --------------------------------------------------------------------------------
       241,172  Pool 302697, 8.00%, 4/15/2021                                                             247,877
                --------------------------------------------------------------------------------
        64,175  Pool 225725, 10.00%, 9/15/2020                                                             69,890
                --------------------------------------------------------------------------------
       216,204  Pool 174673, 8.00%, 8/15/2016                                                             222,891
                --------------------------------------------------------------------------------
       213,322  Pool 288994, 9.00%, 5/15/2020                                                             224,852
                --------------------------------------------------------------------------------
       151,657  Pool 227430, 9.00%, 8/15/2019                                                             159,854
                --------------------------------------------------------------------------------  ---------------
                Total                                                                                   5,367,271
                --------------------------------------------------------------------------------  ---------------
                TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST, $11,379,330)                               11,517,429
                --------------------------------------------------------------------------------  ---------------
TREASURY SECURITIES--62.4%
------------------------------------------------------------------------------------------------
                U.S. TREASURY BOND--39.5%
                --------------------------------------------------------------------------------
       750,000  7.125%, 2/15/2023                                                                         784,010
                --------------------------------------------------------------------------------
     3,800,000  11.25%, 2/15/2015                                                                       5,666,826
                --------------------------------------------------------------------------------
    12,000,000  8.875%, 8/15/2017                                                                      14,872,560
                --------------------------------------------------------------------------------
     4,000,000  12.50%, 8/15/2014                                                                       6,114,320
                --------------------------------------------------------------------------------  ---------------
                Total                                                                                  27,437,716
                --------------------------------------------------------------------------------  ---------------
                U.S. TREASURY NOTES--22.9%
                --------------------------------------------------------------------------------
     2,000,000  4.25%, 11/30/1995                                                                       1,994,200
                --------------------------------------------------------------------------------
     3,000,000  6.25%, 8/31/1996                                                                        3,015,150
                --------------------------------------------------------------------------------
     3,000,000  6.50%, 11/30/1996                                                                       3,026,820
                --------------------------------------------------------------------------------
     1,000,000  4.00%, 1/31/1996                                                                          993,580
                --------------------------------------------------------------------------------
$    7,000,000  5.125%, 4/30/1998                                                                 $     6,865,250
                --------------------------------------------------------------------------------  ---------------
                Total                                                                                  15,895,000
                --------------------------------------------------------------------------------  ---------------



TOWER TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                                                             VALUE
--------------  --------------------------------------------------------------------------------  ---------------
TREASURY SECURITIES--CONTINUED
------------------------------------------------------------------------------------------------
                U.S. TREASURY NOTES--CONTINUED
                --------------------------------------------------------------------------------
                TOTAL TREASURY SECURITIES (IDENTIFIED COST, $41,553,562)                               43,332,716
                --------------------------------------------------------------------------------  ---------------
*REPURCHASE AGREEMENT--5.5%
------------------------------------------------------------------------------------------------
     3,828,000  HSBC Securities, Inc., 5.77%, dated 8/31/1995, due 9/1/1995
                (at amortized cost)                                                                     3,828,000
                --------------------------------------------------------------------------------  ---------------
                TOTAL INVESTMENTS (IDENTIFIED COST, $66,974,611)(A)                               $    68,963,487
                --------------------------------------------------------------------------------  ---------------


  * The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(a) The cost of investments for federal tax purposes amounts to $66,974,611. The net unrealized appreciation of investments on a federal tax basis amounts to $1,988,876, which is comprised of $2,185,006 appreciation and $196,130 depreciation at August 31, 1995.

Note: The categories of investments are shown as a percentage of net assets
      ($69,454,642) at August 31, 1995.

(See Notes which are an integral part of the Financial Statements)


TOWER TOTAL RETURN BOND FUND
STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 1995
--------------------------------------------------------------------------------

ASSETS:
-------------------------------------------------------------------------------------------------
Investments, at value (identified and tax cost $66,974,611)                                        $    68,963,487
-------------------------------------------------------------------------------------------------
Cash                                                                                                         9,208
-------------------------------------------------------------------------------------------------
Income receivable                                                                                          549,858
-------------------------------------------------------------------------------------------------
Receivable for shares sold                                                                                   2,084
-------------------------------------------------------------------------------------------------
Deferred expenses                                                                                            1,921
-------------------------------------------------------------------------------------------------  ---------------
     Total assets                                                                                       69,526,558
-------------------------------------------------------------------------------------------------
LIABILITIES:
-----------------------------------------------------------------------------------
Income distribution payable                                                          $     36,205
-----------------------------------------------------------------------------------
Payable to portfolio accountant                                                             5,045
-----------------------------------------------------------------------------------
Accrued expenses                                                                           30,666
-----------------------------------------------------------------------------------  ------------
     Total liabilities                                                                                      71,916
-------------------------------------------------------------------------------------------------  ---------------
NET ASSETS for 6,910,624 shares outstanding                                                        $    69,454,642
-------------------------------------------------------------------------------------------------  ---------------
NET ASSETS CONSIST OF:
-------------------------------------------------------------------------------------------------
Paid-in capital                                                                                    $    68,704,364
-------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                                               1,988,876
-------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                            (1,381,519)
-------------------------------------------------------------------------------------------------
Undistributed net investment income                                                                        142,921
-------------------------------------------------------------------------------------------------  ---------------
     Total Net Assets                                                                              $    69,454,642
-------------------------------------------------------------------------------------------------  ---------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
-------------------------------------------------------------------------------------------------
Net Asset Value Per Share ($69,454,642 / 6,910,624 shares outstanding)                                      $10.05
-------------------------------------------------------------------------------------------------  ---------------
Computation of Offering Price Per Share (100/97 of $10.05)*                                                 $10.36
-------------------------------------------------------------------------------------------------  ---------------

* See "What Shares Cost" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)



TOWER TOTAL RETURN BOND FUND
STATEMENT OF OPERATIONS
YEAR ENDED AUGUST 31, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME:
-------------------------------------------------------------------------------------------------
Interest                                                                                                $4,918,845
-------------------------------------------------------------------------------------------------
EXPENSES:
-------------------------------------------------------------------------------------------------
Investment advisory fee                                                              $    491,566
-----------------------------------------------------------------------------------
Administrative personnel and services fees                                                 91,672
-----------------------------------------------------------------------------------
Custodian fees                                                                             17,554
-----------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                   25,589
-----------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                   4,557
-----------------------------------------------------------------------------------
Auditing fees                                                                              12,450
-----------------------------------------------------------------------------------
Legal fees                                                                                  6,697
-----------------------------------------------------------------------------------
Portfolio accounting fees                                                                  52,989
-----------------------------------------------------------------------------------
Distribution services fee                                                                 175,534
-----------------------------------------------------------------------------------
Share registration costs                                                                   13,676
-----------------------------------------------------------------------------------
Printing and postage                                                                        6,262
-----------------------------------------------------------------------------------
Insurance premiums                                                                          5,947
-----------------------------------------------------------------------------------
Miscellaneous                                                                               8,057
-----------------------------------------------------------------------------------  ------------
     Total expenses                                                                                        912,550
-------------------------------------------------------------------------------------------------  ---------------
          Net investment income                                                                          4,006,295
-------------------------------------------------------------------------------------------------  ---------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
-------------------------------------------------------------------------------------------------
Net realized gain on investments                                                                            27,032
-------------------------------------------------------------------------------------------------
Net change in unrealized appreciation of investments                                                     2,863,184
-------------------------------------------------------------------------------------------------  ---------------
     Net realized and unrealized gain on investments                                                     2,890,216
-------------------------------------------------------------------------------------------------  ---------------
          Change in net assets resulting from operations                                                $6,896,511
-------------------------------------------------------------------------------------------------  ---------------

(See Notes which are an integral part of the Financial Statements)



TOWER TOTAL RETURN BOND FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                     YEAR ENDED AUGUST 31,
                                                                              -----------------------------------
                                                                                     1995              1994
INCREASE (DECREASE) IN NET ASSETS:
-----------------------------------------------------------------------------
OPERATIONS--
-----------------------------------------------------------------------------
Net investment income                                                          $      4,006,295  $      3,620,729
-----------------------------------------------------------------------------
Net realized gain (loss) on investments ($(1,035,780) and
$(47,834), respectively, as computed for federal tax purposes)                           27,032        (1,407,891)
-----------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments                   2,863,184        (3,658,165)
-----------------------------------------------------------------------------  ----------------  ----------------
     Change in net assets resulting from operations                                   6,896,511        (1,445,327)
-----------------------------------------------------------------------------  ----------------  ----------------
DISTRIBUTIONS TO SHAREHOLDERS--
-----------------------------------------------------------------------------
Distributions from net investment income                                             (3,888,156)       (3,662,582)
-----------------------------------------------------------------------------
Distributions from net realized gains                                                 --                 (136,345)
-----------------------------------------------------------------------------  ----------------  ----------------
     Change in net assets resulting from distributions to
     shareholders                                                                    (3,888,156)       (3,798,927)
-----------------------------------------------------------------------------  ----------------  ----------------
SHARE TRANSACTIONS--
-----------------------------------------------------------------------------
Proceeds from sale of shares                                                         12,812,859        26,200,656
-----------------------------------------------------------------------------
Net asset value of shares issued to shareholders in
payment of distributions declared                                                     3,525,916         3,543,220
-----------------------------------------------------------------------------
Cost of shares redeemed                                                             (21,980,675)      (16,019,025)
-----------------------------------------------------------------------------  ----------------  ----------------
     Change in net assets resulting from share transactions                          (5,641,900)       13,724,851
-----------------------------------------------------------------------------  ----------------  ----------------
          Change in net assets                                                       (2,633,545)        8,480,597
-----------------------------------------------------------------------------
NET ASSETS:
-----------------------------------------------------------------------------
Beginning of period                                                                  72,088,187        63,607,590
-----------------------------------------------------------------------------  ----------------  ----------------
End of period (including undistributed net investment income of $142,921 and
$24,782, respectively)                                                         $     69,454,642  $     72,088,187
-----------------------------------------------------------------------------  ----------------  ----------------

(See Notes which are an integral part of the Financial Statements)



TOWER TOTAL RETURN BOND FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                      YEAR ENDED AUGUST 31,
                                                                 -------------------------------
                                                                   1995       1994      1993(A)
NET ASSET VALUE, BEGINNING OF PERIOD                             $    9.64  $   10.49  $   10.00
---------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
---------------------------------------------------------------
  Net investment income                                               0.56       0.57       0.56
---------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments              0.39      (0.83)      0.48
---------------------------------------------------------------  ---------  ---------  ---------
  Total from investment operations                                    0.95      (0.26)      1.04
---------------------------------------------------------------  ---------  ---------  ---------
LESS DISTRIBUTIONS
---------------------------------------------------------------
  Distributions from net investment income                           (0.54)     (0.57)     (0.55)
---------------------------------------------------------------
  Distributions from net realized gain on investment
  transactions                                                      --          (0.02)    --
---------------------------------------------------------------  ---------  ---------  ---------
  Total distributions                                                (0.54)     (0.59)     (0.55)
---------------------------------------------------------------  ---------  ---------  ---------
NET ASSET VALUE, END OF PERIOD                                   $   10.05  $    9.64  $   10.49
---------------------------------------------------------------  ---------  ---------  ---------
TOTAL RETURN (B)                                                     10.19%     (2.46%)     10.39%
---------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
---------------------------------------------------------------
  Expenses                                                            1.30%      1.21%      0.77%*
---------------------------------------------------------------
  Net investment income                                               5.71%      5.62%      6.56%*
---------------------------------------------------------------
  Expense waiver/reimbursement (c)                                  --         --           0.22%*
---------------------------------------------------------------
SUPPLEMENTAL DATA
---------------------------------------------------------------
  Net assets, end of period (000 omitted)                          $69,455     $72,088    $63,608
---------------------------------------------------------------
  Portfolio turnover                                                    91%        96%        78%
---------------------------------------------------------------


 * Computed on an annualized basis.

(a)Reflects operations for the period from November 2, 1992 (date of initial public investment) to August 31, 1993.

(b)Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

(c)This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

TOWER LOUISIANA MUNICIPAL INCOME FUND
PORTFOLIO OF INVESTMENTS
AUGUST 31, 1995
--------------------------------------------------------------------------------

  PRINCIPAL                                                                             CREDIT
    AMOUNT                                                                             RATING*         VALUE
--------------  --------------------------------------------------------------------  ----------  ---------------
LONG-TERM MUNICIPALS--102.0%
------------------------------------------------------------------------------------
                LOUISIANA--100.5%
                --------------------------------------------------------------------
$      200,000  Bossier City, LA, Public Improvement Sales Revenue Bonds (Series
                ST-1989), 6.875% (FGIC INS)/(Original Issue Yield: 7.20%), 11/1/2011  AAA         $       215,354
                --------------------------------------------------------------------
       100,000  Calcasieu Parish, LA School District No. 022, Ward 3 (Series A),
                7.25% (BIG LOC)/(Prerefunded--U.S. Government)/(Original Issue
                Yield: 7.40%), 2/1/1999 (@100)                                        AAA                 109,409
                --------------------------------------------------------------------
       760,000  Denham Springs, LA Livingston Housing & Mortgage Finance Authority,
                SFM Revenue Bond, 7.20% (FHA LOC), 8/1/2010                           AAA                 830,885
                --------------------------------------------------------------------
       500,000  East Baton Rouge Parish, LA Public Improvement Revenue Bond, (Series
                ST), 6.50% (AMBAC INS)/(Original Issue Yield: 6.80%), 2/1/2013        AAA                 522,725
                --------------------------------------------------------------------
     1,000,000  East Baton Rouge Parish, LA, Sales and Use Tax Revenue Bonds (Series
                ST A), 4.80% (FGIC INS)/(Original Issue Yield: 4.85%), 2/1/2006       AAA                 968,870
                --------------------------------------------------------------------
     1,250,000  East Baton Rouge Parish, LA, Sales & Use Tax Revenue Bonds (Series
                ST), 5.90%, 2/1/2017                                                  AAA               1,242,413
                --------------------------------------------------------------------
       930,000  East Baton Rouge Parish, LA, Sales & Use Tax Revenue Bonds (Series
                ST-A), 4.80% (FGIC INS)/(Original Issue Yield: 5.15%), 2/1/2011       AAA                 831,653
                --------------------------------------------------------------------
       500,000  East Baton Rouge Parish, LA, Sales & Use Tax Revenue Bonds, 5.20%
                (FSA INS)/(Original Issue Yield: 5.65%),
                2/1/2016                                                              AAA                 463,215
                --------------------------------------------------------------------
       200,000  East Baton Rouge Parish, LA, Sales and Use Tax Public Improvement
                Bond, 7.25% (MBIA Insurance Corporation INS)/(Original Issue Yield:
                7.45%), 2/1/2008                                                      AAA                 221,078
                --------------------------------------------------------------------
     1,000,000  East Baton Rouge Parish, LA, Sales and Use Tax Revenue Bonds (Series
                ST), 5.20% (FSA INS)/(Original Issue Yield: 5.65%), 2/1/2017          AAA                 923,440
                --------------------------------------------------------------------



TOWER LOUISIANA MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

  PRINCIPAL                                                                             CREDIT
    AMOUNT                                                                             RATING*         VALUE
--------------  --------------------------------------------------------------------  ----------  ---------------
LONG-TERM MUNICIPALS--CONTINUED
------------------------------------------------------------------------------------
                LOUISIANA--CONTINUED
                --------------------------------------------------------------------
$      300,000  East Baton Rouge Parish, LA, Sales and Use Tax Public Improvement
                Bond, 7.25% (MBIA Insurance Corporation INS)/(Original Issue Yield:
                7.40%), 2/1/2006                                                      AAA         $       331,617
                --------------------------------------------------------------------
        40,000  East Baton Rouge, LA Mortgage Finance Authority, SFM Revenue Bonds
                (Series C), 7.90% (GNMA COL)/(Original Issue Yield: 7.90%), 2/1/2002  AAA                  42,130
                --------------------------------------------------------------------
     1,680,000  East Baton Rouge, LA Mortgage Finance Authority, SFM Revenue
                Refunding Bonds (Series B), 7.40% (GNMA COL), 8/1/2012                AAA               1,809,830
                --------------------------------------------------------------------
       190,000  East Baton Rouge, LA Mortgage Finance Authority, SFM Purchasing
                Revenue Bonds (Series B), 5.40% (Federal National Mortgage
                Association COL), 10/1/2025                                           AAA                 167,508
                --------------------------------------------------------------------
       935,000  East Baton Rouge, LA Mortgage Finance Authority, SFM Revenue
                Refunding Bonds (Series C), 7.00%, 4/1/2032                           AAA                 975,925
                --------------------------------------------------------------------
     1,225,000  Greater New Orleans Expressway Commission, Revenue Refunding Bonds,
                6.00% (Louisiana Expressway)/(MBIA Insurance Corporation
                INS)/(Original Issue Yield: 6.55%), 11/1/2016                         AAA               1,227,438
                --------------------------------------------------------------------
     1,000,000  Houma, LA, Utilities Revenue Refunding Bonds, 6.25% (FGIC
                INS)/(Original Issue Yield: 6.40%), 1/1/2012                          AAA               1,036,870
                --------------------------------------------------------------------
     1,000,000  Jefferson Parish, LA Hospital Service District No. 2, Hospital
                Revenue Bonds, 5.50% (MBIA Insurance Corporation LOC)/(Original
                Issue Yield: 5.924%), 7/1/2008                                        AAA               1,002,930
                --------------------------------------------------------------------
     2,000,000  Jefferson Parish, LA School Board, Sales and Use Tax Revenue
                Refunding Bond, 6.25% (MBIA Insurance Corporation INS)/(Original
                Issue Yield: 6.48%), 2/1/2008                                         AAA               2,105,360
                --------------------------------------------------------------------
     1,000,000  Jefferson Parish, LA, Drain Sales Tax Revenue Bond, 6.50% (AMBAC
                INS)/(Original Issue Yield: 6.753%),
                11/1/2011                                                             AAA               1,048,940
                --------------------------------------------------------------------



TOWER LOUISIANA MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

  PRINCIPAL                                                                             CREDIT
    AMOUNT                                                                             RATING*         VALUE
--------------  --------------------------------------------------------------------  ----------  ---------------
LONG-TERM MUNICIPALS--CONTINUED
------------------------------------------------------------------------------------
                LOUISIANA--CONTINUED
                --------------------------------------------------------------------
$      210,000  Jefferson, LA Housing Development Corp., Multifamily Revenue
                Refunding Bonds (Series A), 7.375% (Concordia Project)/(Federal
                National Mortgage Association COL)/ (Original Issue Yield: 7.544%),
                8/1/2005                                                              AAA         $       229,358
                --------------------------------------------------------------------
       115,000  Jefferson Parish, LA GO Refunding Bonds, 7.70% (FGIC INS), 9/1/2002   AAA                 123,329
                --------------------------------------------------------------------
        50,000  Lafayette, LA, Public Improvement Sales Tax Revenue Refunding Bond,
                8.00% (FGIC INS)/(Prerefunded--U.S. Government)/(Original Issue
                Yield: 8.10%), 3/1/1998 (@102)                                        AAA                  55,518
                --------------------------------------------------------------------
     1,650,000  Louisiana HFA, Multifamily Housing Revenue Refunding Bonds (Series
                A), 6.10% (GNMA COL), 12/20/2018                                      AAA               1,652,310
                --------------------------------------------------------------------
       350,000  Louisiana HFA, Multifamily Housing Revenue Refunding Bonds, 5.85%
                (GNMA COL), 12/20/2008                                                AAA                 354,284
                --------------------------------------------------------------------
     1,000,000  Louisiana HFA, Multifamily Housing Revenue Refunding Bonds, 6.20%
                (GNMA COL), 6/20/2028                                                 AAA               1,001,390
                --------------------------------------------------------------------
     1,000,000  Louisiana HFA, Revenue Bond, 7.10% (Villa Maria Project)/(GNMA COL),
                1/20/2035                                                             AAA               1,053,670
                --------------------------------------------------------------------
     2,000,000  Louisiana HFA, SFM Revenue Bonds (Series A-2), 6.55%, 12/1/2026       AAA               2,020,960
                --------------------------------------------------------------------
        95,000  Louisiana PFA, Health and Education Capital Facilities Revenue
                Refunding Bonds (Series D), 7.90% (BIG LOC)/ (Prerefunded--U.S.
                Government ), 12/1/1998 (@102)                                        AAA                 107,598
                --------------------------------------------------------------------
     1,450,000  Louisiana PFA, Health and Education Capital Facilities, 8.20% (Our
                Lady of Lake)/(BIG LOC), 12/1/2015                                    AAA               1,645,388
                --------------------------------------------------------------------
       580,000  Louisiana PFA, Unrefunded Health and Education Capital Revenue
                Refunding Bonds (Series D), 7.90%
                (BIG LOC), 12/1/2015                                                  AAA                 647,860
                --------------------------------------------------------------------
     1,000,000  Louisiana PFA, Hospital Revenue Bonds, 5.70% (Woman's Hospital
                Foundation)/(FGIC INS)/(Original Issue Yield: 5.80%), 10/1/2008       AAA               1,018,870
                --------------------------------------------------------------------



TOWER LOUISIANA MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

  PRINCIPAL                                                                             CREDIT
    AMOUNT                                                                             RATING*         VALUE
--------------  --------------------------------------------------------------------  ----------  ---------------
LONG-TERM MUNICIPALS--CONTINUED
------------------------------------------------------------------------------------
                LOUISIANA--CONTINUED
                --------------------------------------------------------------------
$      995,000  Louisiana PFA, Hospital Revenue Refunding Bonds (Series C), 6.30%
                (Our Lady Of Lake Regional)/(MBIA Insurance Corporation
                INS)/(Original Issue Yield: 6.375%), 12/1/2016                        AAA         $     1,017,328
                --------------------------------------------------------------------
       500,000  Louisiana PFA, Hospital Revenue Refunding Bonds, 6.40% (Lafayette
                General Medical Center Project)/(FSA INS)/(Original Issue Yield:
                6.53%), 10/1/2012                                                     AAA                 522,355
                --------------------------------------------------------------------
     2,045,000  Louisiana PFA, Multifamily Housing Revenue Bonds (Series A), 7.50%
                (Federal Home Loan Mortgage Corp. COL), 6/1/2021                      AAA               2,216,800
                --------------------------------------------------------------------
       750,000  Louisiana PFA, Student Opportunity Loan Revenue Bond, 6.00% (General
                Health, Inc.)/(MBIA Insurance Corporation INS)/(Original Issue
                Yield: 6.15%),
                11/1/2012                                                             AAA                 756,233
                --------------------------------------------------------------------
       670,000  Louisiana PFA, Revenue Bonds (Series A), 6.80% (FSA INS), 1/1/2006    AAA                 723,613
                --------------------------------------------------------------------
       670,000  Louisiana PFA, Revenue Bonds (Series A), 6.85% (FSA COL), 1/1/2009    AAA                 713,168
                --------------------------------------------------------------------
     1,890,000  Louisiana PFA, Revenue Refunding Bonds (Series A), 6.75% (Bethany
                Home Project)/(FHA LOC), 8/1/2025                                     AAA               1,950,934
                --------------------------------------------------------------------
       350,000  Louisiana PFA, Revenue Refunding Bonds (Series B), 6.50% (Alton
                Ochsner Medical Foundation)/(MBIA Insurance Corporation
                INS)/(Original Issue Yield: 6.743%),
                5/15/2022                                                             AAA                 360,735
                --------------------------------------------------------------------
     1,000,000  Louisiana PFA, Revenue Refunding Bonds, 5.10% (St. Francis Medical
                Center, CA)/(FSA LOC), 7/1/2007                                       AAA                 977,350
                --------------------------------------------------------------------
       425,000  Louisiana PFA, Revenue Refunding Bonds, 7.60% (Jefferson Parish
                Eastbank)/(FGIC INS), 8/1/2003                                        AAA                 477,322
                --------------------------------------------------------------------
       750,000  Louisiana PFA, Revenue Refunding Bonds, 7.70% (Jefferson Parish
                Eastbank)/(FGIC INS)/(Original Issue Yield: 7.747%), 8/1/2010         AAA                 843,555
                --------------------------------------------------------------------



TOWER LOUISIANA MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

  PRINCIPAL                                                                             CREDIT
    AMOUNT                                                                             RATING*         VALUE
--------------  --------------------------------------------------------------------  ----------  ---------------
LONG-TERM MUNICIPALS--CONTINUED
------------------------------------------------------------------------------------
                LOUISIANA--CONTINUED
                --------------------------------------------------------------------
$      500,000  Louisiana Stadium and Expo District, Hotel Occupancy Tax and Stadium
                Revenue Refunding Bonds (Series A), 6.00% (FGIC INS), 7/1/2016        AAA         $       501,135
                --------------------------------------------------------------------
     1,950,000  Louisiana Stadium and Expo District, Hotel Tax and Revenue Refunding
                Bonds (Series A), 6.00% (FGIC INS)/ (Original Issue Yield: 6.10%),
                7/1/2024                                                              AAA               1,955,967
                --------------------------------------------------------------------
       550,000  Louisiana State Energy & Power Authority, Revenue Refunding Bonds,
                6.00% (Rodemacher Unit No. 2 Project)/(FGIC INS)/(Original Issue
                Yield: 6.962%), 1/1/2013                                              AAA                 551,930
                --------------------------------------------------------------------
     1,500,000  Louisiana State, GO Bonds (Series A), 6.10% (AMBAC INS)/(Original
                Issue Yield: 6.30%), 5/1/2011                                         AAA               1,538,865
                --------------------------------------------------------------------
     1,125,000  Louisiana State, GO Refunding Bonds (Series A), 5.80% (MBIA
                Insurance Corporation INS)/(Original Issue Yield: 5.85%), 8/1/2010    AAA               1,160,134
                --------------------------------------------------------------------
       875,000  Louisiana State, GO Bonds (Series A), 6.00%, (Original Issue Yield:
                5.1%), 5/15/1998                                                      AAA                 915,504
                --------------------------------------------------------------------
       400,000  Louisiana State, Gas and Fuel Tax Revenue Bonds (Series A), 7.25%
                (FGIC INS)/(Original Issue Yield: 7.45%),
                11/15/2004                                                            AAA                 445,704
                --------------------------------------------------------------------
       500,000  Monroe, LA School District, GO Bonds, 5.35% (Original Issue Yield:
                5.90%), 3/1/2012                                                      AAA                 477,840
                --------------------------------------------------------------------
       750,000  Monroe, LA School District, Special School District GO Bonds, 5.35%
                (FGIC INS)/(Original Issue Yield: 5.75%), 3/1/2009                    AAA                 739,373
                --------------------------------------------------------------------
     1,020,000  Monroe-Brentwood, LA Housing Development Corp., Multifamily Housing
                Mortgage Revenue Refunding Bond, 6.70% (Federal National Mortgage
                Association COL), 8/1/2021                                            AAA               1,041,828
                --------------------------------------------------------------------
       525,000  Monroe-Brentwood, LA Housing Development Corp., Multifamily Housing
                Revenue Refunding Bonds, 6.50% (Federal National Mortgage
                Association COL), 2/1/2010                                            AAA                 538,922
                --------------------------------------------------------------------



TOWER LOUISIANA MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

  PRINCIPAL                                                                             CREDIT
    AMOUNT                                                                             RATING*         VALUE
--------------  --------------------------------------------------------------------  ----------  ---------------
LONG-TERM MUNICIPALS--CONTINUED
------------------------------------------------------------------------------------
                LOUISIANA--CONTINUED
                --------------------------------------------------------------------
$      160,000  Morgan City, LA, Utility Revenue Refunding Bonds, 7.45% (AMBAC
                INS)/(Original Issue Yield: 7.55%),
                3/1/2003                                                              AAA         $       174,138
                --------------------------------------------------------------------
     1,500,000  New Orleans, LA Audubon Park, GO Bonds, 6.00% (FGIC INS)/(Original
                Issue Yield: 6.25%), 10/1/2013                                        AAA               1,513,455
                --------------------------------------------------------------------
     1,000,000  New Orleans, LA Home Mortgage Authority, GO Refunding Revenue Bonds,
                6.25% (Original Issue Yield: 6.517%), 1/15/2011                       AAA               1,041,140
                --------------------------------------------------------------------
     1,250,000  New Orleans, LA Home Mortgage Authority, SFM Revenue Bonds (Series
                A), 6.65% (GNMA COL), 9/1/2008                                        AAA               1,316,225
                --------------------------------------------------------------------
       310,000  New Orleans, LA Housing Development Corp., Multifamily Housing
                Refunding Revenue Bonds, 7.375% (Federal National Mortgage
                Association COL)/(Original Issue Yield: 7.544%), 8/1/2005             AAA                 338,074
                --------------------------------------------------------------------
     1,105,000  New Orleans, LA Housing Development Corp., Multifamily Revenue
                Bonds, 7.375% (Southwood Patio)/(Federal National Mortgage
                Association COL)/(Original Issue Yield: 7.544%), 8/1/2005             AAA               1,203,068
                --------------------------------------------------------------------
       400,000  New Orleans, LA GO Bonds, 6.00% (AMBAC INS)/
                (Original Issue Yield: 7.40%), 12/1/2004                              AAA                 423,960
                --------------------------------------------------------------------
       500,000  New Orleans, LA, GO Bonds, 7.00% (FGIC INS),
                9/1/2019                                                              AAA                 570,320
                --------------------------------------------------------------------
     2,375,000  New Orleans, LA, Zero Coupon, GO Bonds Capital Appreciation Bonds
                (AMBAC INS)/(Original Issue Yield: 7.10%), 9/1/2013                   AAA                 817,998
                --------------------------------------------------------------------
     2,000,000  New Orleans, LA, Zero Coupon, GO Capital Appreciation Revenue Bonds
                (AMBAC INS)/(Original Issue Yield: 7.15%), 9/1/2016                   AAA                 570,880
                --------------------------------------------------------------------
       100,000  New Orleans, LA, GO Refunding, 6.00% (AMBAC INS)/ (Original Issue
                Yield: 7.40%), 12/1/2004                                              AAA                 102,765
                --------------------------------------------------------------------
     1,900,000  New Orleans, LA, GO Refunding Bond, 6.20% (Original Issue Yield:
                6.30%), 10/1/2021                                                     AAA               1,931,844
                --------------------------------------------------------------------



TOWER LOUISIANA MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

  PRINCIPAL                                                                             CREDIT
    AMOUNT                                                                              RATING*         VALUE
--------------  --------------------------------------------------------------------  ----------  ---------------
LONG-TERM MUNICIPALS--CONTINUED
------------------------------------------------------------------------------------
                LOUISIANA--CONTINUED
                --------------------------------------------------------------------
$      500,000  Orleans Parish LA Law Enforcement District, GO Bonds, 7.10% (AMBAC
                INS)/(Original Issue Yield: 7.25%),
                5/1/2010                                                              AAA         $       541,660
                --------------------------------------------------------------------
       850,000  Orleans Parish, LA School Board, GO Revenue Bonds (Series A), 7.00%
                (MBIA Insurance Corporation INS)/ (Original Issue Yield: 7.25%),
                6/1/2009                                                              AAA                 888,658
                --------------------------------------------------------------------
       750,000  Orleans, LA School District, Crossover Refunding Bonds (Series A),
                8.125% (MBIA Insurance Corporation INS)/ (Original Issue Yield:
                8.174%), 11/1/2007                                                    AAA                 799,620
                --------------------------------------------------------------------
       300,000  Plaquemines Parish LA, GO Refunding Bonds, 6.50% (AMBAC
                INS)/(Original Issue Yield: 6.65%), 8/1/2008                          AAA                 322,464
                --------------------------------------------------------------------
     1,300,000  Regional Transportation Authority, Revenue Refunding Bonds, 8.00%
                (FGIC INS), 12/1/2008                                                 AAA               1,474,395
                --------------------------------------------------------------------
       175,000  Slidell, LA, Sales and Use Tax Public Improvement Revenue Bond,
                7.50% (MBIA Insurance Corporation COL)/ (Prerefunded--U.S.
                Government )/(Original Issue Yield: 7.70%), 10/1/1997 (@102)          AAA                 190,710
                --------------------------------------------------------------------
     1,485,000  St. Charles Parish, LA, Consolidated Waterworks and Wastewater
                District No. 1, Utility Revenue Refunding Bonds, 7.15% (MBIA
                Insurance Corporation INS),
                7/1/2016                                                              AAA               1,653,354
                --------------------------------------------------------------------
       500,000  St. Charles Parish, LA, Environmental Improvement Revenue Bonds,
                5.95% (LA Power & Light Company)/(FSA INS)/(Original Issue Yield:
                5.986%), 12/1/2023                                                    AAA                 489,900
                --------------------------------------------------------------------
     1,000,000  St. Charles Parish, LA, Solid Waste Disposal Revenue Bonds, 7.00%
                (LA Power & Light Company)/(AMBAC INS)/(Original Issue Yield:
                7.04%), 12/1/2022                                                     AAA               1,093,880
                --------------------------------------------------------------------
       500,000  St. Landry Parish, LA Consolidated School District No. 1, GO Bonds,
                6.10% (MBIA Insurance Corporation INS)/ (Original Issue Yield:
                6.60%), 5/1/2008                                                      AAA                 518,570
                --------------------------------------------------------------------
       375,000  St. Mary Parish, LA Sewage District No. 5, Refunding Bonds, 7.60%
                (AMBAC LOC), 5/1/2004                                                 AAA                 415,058
                --------------------------------------------------------------------



TOWER LOUISIANA MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

  PRINCIPAL                                                                             CREDIT
    AMOUNT                                                                             RATING*         VALUE
--------------  --------------------------------------------------------------------  ----------  ---------------
LONG-TERM MUNICIPALS--CONTINUED
------------------------------------------------------------------------------------
                LOUISIANA--CONTINUED
                --------------------------------------------------------------------
$    1,000,000  St. Tammany Parish, LA Hospital, Service District No. 2, Revenue
                Bonds, 6.25% (Connie Lee LOC)/(Original Issue Yield: 6.40%),
                10/1/2014                                                             AAA         $     1,023,210
                --------------------------------------------------------------------
       400,000  St. Tammany Parish, LA Hospital, Service District No. 2, Hospital
                Revenue Refunding Bonds, 6.125% (Connie Lee LOC)/(Original Issue
                Yield: 6.315%), 10/1/2011                                             AAA                 410,164
                --------------------------------------------------------------------
        50,000  St. Tammany Parish, LA, Sales & Use Tax Dist. No. 3 Revenue Bonds
                (Series A), 7.90% (FGIC INS)/(Prerefunded--U.S.
                Government)/(Original Issue Yield: 7.90%), 12/1/1998 (@102)           AAA                  56,630
                --------------------------------------------------------------------
       130,000  Terrebonne Parish, LA, Hospital Service District, No. 1, Refunding
                Revenue Bonds, 7.50% (BIG LOC)/(Original Issue Yield: 7.649%),
                4/1/2008                                                              AAA                 142,760
                --------------------------------------------------------------------
     1,225,000  Terrebonne Parish, LA, Hospital Service District, Revenue Refunding
                Bonds, 7.50% (Terrebonne General Medical Center)/(BIG LOC)/(Original
                Issue Yield: 7.745%),
                4/1/2015                                                              AAA               1,344,608
                --------------------------------------------------------------------
       170,000  Terrebonne Parish, LA, Hospital Service District, Service District
                No. 1, Hospital Revenue Refunding Bonds, 7.40% (Terrebonne General
                Medical Center)/(BIG LOC)/ (Original Issue Yield: 7.50%), 4/1/2003    AAA                 185,835
                --------------------------------------------------------------------              ---------------
                Total                                                                                  67,970,063
                --------------------------------------------------------------------              ---------------
                PUERTO RICO--1.5%
                --------------------------------------------------------------------
     1,000,000  Puerto Rico Municipal Finance Agency, Revenue Bonds (Series A),
                6.00% (FSA INS)/(Original Issue Yield: 6.30%), 7/1/2014               AAA               1,016,630
                --------------------------------------------------------------------              ---------------
                TOTAL INVESTMENTS (IDENTIFIED COST $66,213,049)(A)                                $    68,986,693
                --------------------------------------------------------------------              ---------------



TOWER LOUISIANA MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

(a) The cost of investments for federal tax purposes amounts to $66,213,049. The unrealized appreciation of investments on a federal tax basis amounts to $2,773,644, which is comprised of $2,980,689 appreciation and $207,045 depreciation at August 31, 1995.

  * Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

Note: The categories of investments are shown as a percentage of net assets
      ($67,600,211) at August 31, 1995.

The following acronyms are used throughout this portfolio:

AMBAC-- American Municipal Bond
           Assurance Corporation
BIG--Bond Investors Guaranty
COL--Collateralized
FGIC-- Financial Guaranty Insurance Company
FHA-- Federal Housing Administration
FSA-- Financial Security Assurance
GNMA-- Government National Mortgage Association
GO--General Obligation
HFA--Housing Finance Authority
INS--Insured
LOC--Letter of Credit
MBIA-- Municipal Bond Investors Assurance
PFA--Public Facility Authority
SFM--Single Family Mortgage

(See Notes which are an integral part of the Financial Statements)


TOWER LOUISIANA MUNICIPAL INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 1995
--------------------------------------------------------------------------------

ASSETS:
------------------------------------------------------------------------------------------------
Investments, at value
(identified and tax cost $66,213,049)                                                             $    68,986,693
------------------------------------------------------------------------------------------------
Cash                                                                                                        4,615
------------------------------------------------------------------------------------------------
Income receivable                                                                                         975,540
------------------------------------------------------------------------------------------------
Receivable for shares sold                                                                                  2,591
------------------------------------------------------------------------------------------------  ---------------
     Total assets                                                                                      69,969,439
------------------------------------------------------------------------------------------------
LIABILITIES:
--------------------------------------------------------------------------------
Payable for investments purchased                                                 $    1,885,510
--------------------------------------------------------------------------------
Payable for shares redeemed                                                              306,483
--------------------------------------------------------------------------------
Income distribution payable                                                              153,108
--------------------------------------------------------------------------------
Accrued expenses                                                                          24,127
--------------------------------------------------------------------------------  --------------
     Total liabilities                                                                                  2,369,228
------------------------------------------------------------------------------------------------  ---------------
NET ASSETS for 6,150,962 shares outstanding                                                       $    67,600,211
------------------------------------------------------------------------------------------------  ---------------
NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------
Paid-in capital                                                                                   $    65,404,573
------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                                              2,773,644
------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                             (652,919)
------------------------------------------------------------------------------------------------
Undistributed net investment income                                                                        74,913
------------------------------------------------------------------------------------------------  ---------------
     Total Net Assets                                                                             $    67,600,211
------------------------------------------------------------------------------------------------  ---------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
------------------------------------------------------------------------------------------------
Net Asset Value Per Share ($67,600,211 / 6,150,962 shares outstanding)                                     $10.99
------------------------------------------------------------------------------------------------  ---------------
Computation of Offering Price Per Share (100/97 of $10.99)*                                                $11.33
------------------------------------------------------------------------------------------------  ---------------

* See "What Shares Cost" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)



TOWER LOUISIANA MUNICIPAL INCOME FUND
STATEMENT OF OPERATIONS
YEAR ENDED AUGUST 31, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME:
--------------------------------------------------------------------------------------------------
Interest                                                                                                $4,413,947
--------------------------------------------------------------------------------------------------
EXPENSES:
--------------------------------------------------------------------------------------------------
Investment advisory fee                                                               $    314,904
------------------------------------------------------------------------------------
Administrative personnel and services fee                                                   91,349
------------------------------------------------------------------------------------
Custodian fees                                                                              26,852
------------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                    42,164
------------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                    5,015
------------------------------------------------------------------------------------
Auditing fees                                                                               12,633
------------------------------------------------------------------------------------
Legal fees                                                                                   5,911
------------------------------------------------------------------------------------
Portfolio accounting fees                                                                   63,556
------------------------------------------------------------------------------------
Share registration costs                                                                    13,792
------------------------------------------------------------------------------------
Printing and postage                                                                         8,662
------------------------------------------------------------------------------------
Insurance premiums                                                                           6,293
------------------------------------------------------------------------------------
Miscellaneous                                                                                3,108
------------------------------------------------------------------------------------  ------------
     Total expenses                                                                        594,239
------------------------------------------------------------------------------------
Deduct--Waiver of investment advisory fee                                                   55,983
------------------------------------------------------------------------------------  ------------
     Net expenses                                                                                          538,256
--------------------------------------------------------------------------------------------------  --------------
          Net investment income                                                                          3,875,691
--------------------------------------------------------------------------------------------------  --------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
--------------------------------------------------------------------------------------------------
Net realized loss on investments                                                                          (644,227)
--------------------------------------------------------------------------------------------------
Net change in unrealized appreciation of investments                                                     1,707,708
--------------------------------------------------------------------------------------------------  --------------
     Net realized and unrealized gain on investments                                                     1,063,481
--------------------------------------------------------------------------------------------------  --------------
          Change in net assets resulting from operations                                                $4,939,172
--------------------------------------------------------------------------------------------------  --------------

(See Notes which are an integral part of the Financial Statements)



TOWER LOUISIANA MUNICIPAL INCOME FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                     YEAR ENDED AUGUST 31,
                                                                                 -------------------------------
                                                                                     1995              1994
-----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
-----------------------------------------------------------------------------
OPERATIONS--
-----------------------------------------------------------------------------
Net investment income                                                          $      3,875,691  $      4,476,563
-----------------------------------------------------------------------------
Net realized gain (loss) on investments ($(86,087) and $563,347,
respectively, as computed for federal tax purposes)                                    (644,227)          563,347
-----------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments                   1,707,708        (5,870,977)
-----------------------------------------------------------------------------  ----------------  ----------------
     Change in net assets resulting from operations                                   4,939,172          (831,067)
-----------------------------------------------------------------------------  ----------------  ----------------
DISTRIBUTIONS TO SHAREHOLDERS--
-----------------------------------------------------------------------------
Distributions from net investment income                                             (3,801,921)       (4,509,430)
-----------------------------------------------------------------------------
Distributions from net realized gains                                                  (563,576)         (789,175)
-----------------------------------------------------------------------------  ----------------  ----------------
     Change in net assets resulting from distributions
     to shareholders                                                                 (4,365,497)       (5,298,605)
-----------------------------------------------------------------------------  ----------------  ----------------
SHARE TRANSACTIONS--
-----------------------------------------------------------------------------
Proceeds from sale of shares                                                          7,153,333        17,361,944
-----------------------------------------------------------------------------
Net asset value of shares issued to shareholders in
payment of distributions declared                                                     2,452,299         2,766,399
-----------------------------------------------------------------------------
Cost of shares redeemed                                                             (22,276,998)      (20,214,860)
-----------------------------------------------------------------------------  ----------------  ----------------
     Change in net assets resulting from share transactions                         (12,671,366)          (86,517)
-----------------------------------------------------------------------------  ----------------  ----------------
          Change in net assets                                                      (12,097,691)       (6,216,189)
-----------------------------------------------------------------------------
NET ASSETS:
-----------------------------------------------------------------------------
Beginning of period                                                                  79,697,902        85,914,091
-----------------------------------------------------------------------------  ----------------  ----------------
End of period (including undistributed net investment income of $74,913 and
$1,143, respectively)                                                          $     67,600,211  $     79,697,902
-----------------------------------------------------------------------------  ----------------  ----------------

(See Notes which are an integral part of the Financial Statements)



TOWER LOUISIANA MUNICIPAL INCOME FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                         YEAR ENDED AUGUST 31,
                                             ----------------------------------------------------------------------------
                                               1995       1994       1993       1992       1991       1990       1989(A)
NET ASSET VALUE, BEGINNING OF PERIOD         $   10.82  $   11.60  $   10.91  $   10.46  $    9.98  $   10.14   $   10.00
-------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-------------------------------------------
  Net investment income                           0.59       0.59       0.62       0.64       0.64       0.64        0.43
-------------------------------------------
  Net realized and unrealized gain (loss)
  on investments                                  0.24      (0.68)      0.73       0.48       0.48      (0.16)       0.14
-------------------------------------------  ---------  ---------  ---------  ---------  ---------  ---------  -----------
  Total from investment operations                0.83      (0.09)      1.35       1.12       1.12       0.48        0.57
-------------------------------------------  ---------  ---------  ---------  ---------  ---------  ---------  -----------
LESS DISTRIBUTIONS
-------------------------------------------
  Distributions from net investment income       (0.58)     (0.59)     (0.62)     (0.64)     (0.64)     (0.64)      (0.43)
-------------------------------------------
  Distributions from net realized gain on
  investment transactions                        (0.08)     (0.10)     (0.04)     (0.03)    --         --          --
-------------------------------------------  ---------  ---------  ---------  ---------  ---------  ---------  -----------
  Total distributions                            (0.66)     (0.69)     (0.66)     (0.67)     (0.64)     (0.64)      (0.43)
-------------------------------------------  ---------  ---------  ---------  ---------  ---------  ---------  -----------
NET ASSET VALUE, END OF PERIOD               $   10.99  $   10.82  $   11.60  $   10.91  $   10.46  $    9.98       10.14
-------------------------------------------  ---------  ---------  ---------  ---------  ---------  ---------  -----------
TOTAL RETURN (B)                                  8.20%     (0.76%)     12.75%     11.02%     11.59%      4.89%       5.82%
-------------------------------------------
RATIOS TO AVERAGE NET ASSETS
-------------------------------------------
  Expenses                                        0.77%      0.71%      0.66%      0.65%      0.74%      0.81%       0.62%*
-------------------------------------------
  Net investment income                           5.54%      5.24%      5.59%      6.04%      6.29%      6.35%       6.57%*
-------------------------------------------
  Expense waiver/reimbursement (c)                0.08%      0.08%      0.14%      0.16%      0.20%      0.41%       0.61%*
-------------------------------------------
SUPPLEMENTAL DATA
-------------------------------------------
  Net assets, end of period (000 omitted)      $67,600    $79,698      85,914    57,547     $42,210   $31,380      $12,285
-------------------------------------------
  Portfolio turnover                                22%        33%        32%        19%        26%        32%         28 %
-------------------------------------------


 * Computed on an annualized basis.

(a)Reflects operations for the period from October 14, 1988 (date of initial public investment) to August 31, 1989.

(b)Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

(c)This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


TOWER U.S. GOVERNMENT INCOME FUND
PORTFOLIO OF INVESTMENTS
AUGUST 31, 1995
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                                                             VALUE
--------------  --------------------------------------------------------------------------------  ---------------
LONG-TERM OBLIGATIONS--96.6%
------------------------------------------------------------------------------------------------
                (A) FEDERAL HOME LOAN MORTGAGE CORP. REMIC-24.8%
                --------------------------------------------------------------------------------
$      219,697  9.50%, 1/15/2005                                                                  $       231,497
                --------------------------------------------------------------------------------
     1,000,000  9.00%, 6/15/2020                                                                        1,053,430
                --------------------------------------------------------------------------------
     1,000,000  7.50%, 9/15/2021                                                                        1,001,400
                --------------------------------------------------------------------------------
     1,558,000  7.50%, 9/15/2007                                                                        1,560,882
                --------------------------------------------------------------------------------
     2,500,000  7.00%, 12/15/2006                                                                       2,501,375
                --------------------------------------------------------------------------------
     2,000,000  7.00%, 11/15/2005                                                                       2,014,600
                --------------------------------------------------------------------------------
     1,750,000  6.10%, 6/15/2016                                                                        1,713,950
                --------------------------------------------------------------------------------
       500,000  6.00%, 10/15/2004                                                                         491,570
                --------------------------------------------------------------------------------  ---------------
                Total                                                                                  10,568,704
                --------------------------------------------------------------------------------  ---------------
                (A) FEDERAL HOME LOAN MORTGAGE CORP. DEBENTURES--4.7%
                --------------------------------------------------------------------------------
     2,000,000  6.50%, 6/8/2000                                                                         1,999,380
                --------------------------------------------------------------------------------  ---------------
                (A) FEDERAL HOME LOAN MORTGAGE CORP. PC--8.1%
                --------------------------------------------------------------------------------
       137,781  10.00%, 5/1/2014                                                                          148,328
                --------------------------------------------------------------------------------
       440,590  10.00%, 6/1/2018                                                                          474,317
                --------------------------------------------------------------------------------
       111,022  10.00%, 8/1/2019                                                                          119,521
                --------------------------------------------------------------------------------
       147,003  10.00%, 10/1/2019                                                                         158,256
                --------------------------------------------------------------------------------
        12,489  10.00%, 3/1/2020                                                                           13,445
                --------------------------------------------------------------------------------
       122,734  10.00%, 4/1/2020                                                                          132,130
                --------------------------------------------------------------------------------
        91,274  10.00%, 6/1/2020                                                                           98,261
                --------------------------------------------------------------------------------
       112,473  9.50%, 10/1/2019                                                                          117,533
                --------------------------------------------------------------------------------
       121,876  9.50%, 10/1/2004                                                                          127,549
                --------------------------------------------------------------------------------
       244,626  9.50%, 12/1/2001                                                                          256,013
                --------------------------------------------------------------------------------
        52,744  9.50%, 10/1/2001                                                                           55,200
                --------------------------------------------------------------------------------
       295,522  9.25%, 6/1/2002                                                                           308,353
                --------------------------------------------------------------------------------



TOWER U.S. GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                                                             VALUE
--------------  --------------------------------------------------------------------------------  ---------------
LONG-TERM OBLIGATIONS--CONTINUED
------------------------------------------------------------------------------------------------
                (A) FEDERAL HOME LOAN MORTGAGE CORP. PC--CONTINUED
                --------------------------------------------------------------------------------
$        3,078  9.00%, 9/1/2016                                                                   $         3,186
                --------------------------------------------------------------------------------
       125,573  9.00%, 1/1/2017                                                                           129,966
                --------------------------------------------------------------------------------
        13,148  9.00%, 5/1/2018                                                                            13,608
                --------------------------------------------------------------------------------
       108,371  9.00%, 6/1/2016                                                                           112,570
                --------------------------------------------------------------------------------
        14,966  9.00%, 10/1/2016                                                                           15,546
                --------------------------------------------------------------------------------
       295,455  9.00%, 8/1/2001                                                                           307,822
                --------------------------------------------------------------------------------
       433,949  8.75%, 2/1/2017                                                                           447,098
                --------------------------------------------------------------------------------
       414,191  8.75%, 1/1/2011                                                                           426,741
                --------------------------------------------------------------------------------  ---------------
                Total                                                                                   3,465,443
                --------------------------------------------------------------------------------  ---------------
                (A)FEDERAL NATIONAL MORTGAGE ASSOCIATION REMIC--8.7%
                --------------------------------------------------------------------------------
        80,065  9.30%, 8/25/2017                                                                           79,859
                --------------------------------------------------------------------------------
     1,835,942  9.00%, 6/25/2019                                                                        1,852,594
                --------------------------------------------------------------------------------
       157,060  9.00%, 10/25/2018                                                                         157,133
                --------------------------------------------------------------------------------
       624,152  8.00%, 12/25/2003                                                                         624,939
                --------------------------------------------------------------------------------
     1,000,000  7.50%, 3/25/2021                                                                        1,011,400
                --------------------------------------------------------------------------------  ---------------
                Total                                                                                   3,725,925
                --------------------------------------------------------------------------------  ---------------
                (A)FEDERAL NATIONAL MORTGAGE ASSOCIATION DEBENTURE--13.3%
                --------------------------------------------------------------------------------
     5,500,000  8.05%, 7/14/2004                                                                        5,654,605
                --------------------------------------------------------------------------------  ---------------
                (A)FEDERAL NATIONAL MORTGAGE ASSOCIATION PC--1.9%
                --------------------------------------------------------------------------------
       156,799  10.75%, 1/1/2001                                                                          165,714
                --------------------------------------------------------------------------------
       139,933  9.50%, 8/1/2020                                                                           147,278
                --------------------------------------------------------------------------------
       469,134  8.50%, 2/1/2011                                                                           486,722
                --------------------------------------------------------------------------------  ---------------
                Total                                                                                     799,714
                --------------------------------------------------------------------------------  ---------------
                (A)GOVERNMENT NATIONAL MORTGAGE ASSOCIATION PC--9.0%
                --------------------------------------------------------------------------------
       273,823  9.50%, 6/15/2020                                                                          290,592
                --------------------------------------------------------------------------------
       407,658  9.50%, 7/15/2020                                                                          432,623
                --------------------------------------------------------------------------------



TOWER U.S. GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                                                             VALUE
--------------  --------------------------------------------------------------------------------  ---------------
LONG-TERM OBLIGATIONS--CONTINUED
------------------------------------------------------------------------------------------------
                (A)GOVERNMENT NATIONAL MORTGAGE ASSOCIATION PC--CONTINUED
                --------------------------------------------------------------------------------
$       93,712  9.50%, 7/15/2020                                                                  $        99,745
                --------------------------------------------------------------------------------
       603,341  9.00%, 2/15/2020                                                                          633,689
                --------------------------------------------------------------------------------
     1,455,575  8.00%, 11/15/2022                                                                       1,492,401
                --------------------------------------------------------------------------------
       865,654  7.50%, 10/15/2022                                                                         870,779
                --------------------------------------------------------------------------------  ---------------
                Total                                                                                   3,819,829
                --------------------------------------------------------------------------------  ---------------
                U.S. TREASURY BONDS--10.2%
                --------------------------------------------------------------------------------
     2,000,000  8.625%, 8/15/1997                                                                       2,101,580
                --------------------------------------------------------------------------------
     1,500,000  8.00%, 11/15/2021                                                                       1,722,465
                --------------------------------------------------------------------------------
       500,000  7.125%, 2/15/2023                                                                         522,675
                --------------------------------------------------------------------------------  ---------------
                Total                                                                                   4,346,720
                --------------------------------------------------------------------------------  ---------------
                U.S. TREASURY NOTES--15.9%
                --------------------------------------------------------------------------------
     6,200,000  9.25%, 8/15/1998                                                                        6,745,103
                --------------------------------------------------------------------------------
        32,000  6.375%, 7/15/1999                                                                          32,379
                --------------------------------------------------------------------------------  ---------------
                Total                                                                                   6,777,482
                --------------------------------------------------------------------------------  ---------------
                TOTAL LONG-TERM OBLIGATIONS (IDENTIFIED COST, $41,100,311)                             41,157,802
                --------------------------------------------------------------------------------  ---------------
*REPURCHASE AGREEMENT--3.0%
------------------------------------------------------------------------------------------------
     1,299,000  HSBC Securities, Inc., 5.77%, dated 8/31/1995, due 9/1/1995
                (at amortized cost)                                                                     1,299,000
                --------------------------------------------------------------------------------  ---------------
                TOTAL INVESTMENTS (IDENTIFIED COST, $42,399,311) (B)                              $    42,456,802
                --------------------------------------------------------------------------------  ---------------


  * The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(a) Because of monthly principal payments, the average lives of the Government National Mortgage Association Participation Certificates, Federal Home Loan Mortgage Corp. Participation Certificates and REMICs, and Federal National Mortgage Association Participation Certificates and REMICs are less than the indicated periods.

(b) The cost of investments for federal tax purposes amounts to $42,399,311. The unrealized appreciation of investments on a federal tax basis amounts to $57,491, which is comprised of $733,619 appreciation and $676,128 depreciation at August 31, 1995.


TOWER U.S. GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------

Note: The categories of investments are shown as a percentage of net assets
      ($42,593,130) at August 31, 1995.

The following acronyms are used throughout this portfolio:
PC --Participation Certificate
REMIC --Real Estate Mortgage Investment Conduit

(See Notes which are an integral part of the Financial Statements)


TOWER U.S. GOVERNMENT INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 1995
--------------------------------------------------------------------------------

ASSETS:
-------------------------------------------------------------------------------------------------
Investments, at value
(identified and tax cost $42,399,311)                                                              $    42,456,802
-------------------------------------------------------------------------------------------------
Income receivable                                                                                          334,109
-------------------------------------------------------------------------------------------------
Receivable for shares sold                                                                                      89
-------------------------------------------------------------------------------------------------  ---------------
     Total assets                                                                                       42,791,000
-------------------------------------------------------------------------------------------------
LIABILITIES:
-------------------------------------------------------------------------------------------------
Payable for shares redeemed                                                          $     23,927
-----------------------------------------------------------------------------------
Income distribution payable                                                               162,534
-----------------------------------------------------------------------------------
Payable to Bank                                                                             1,149
-----------------------------------------------------------------------------------
Accrued expenses                                                                           10,260
-----------------------------------------------------------------------------------  ------------
     Total liabilities                                                                                     197,870
-------------------------------------------------------------------------------------------------  ---------------
NET ASSETS for 4,199,561 shares outstanding                                                        $    42,593,130
-------------------------------------------------------------------------------------------------  ---------------
NET ASSETS CONSIST OF:
-------------------------------------------------------------------------------------------------
Paid-in capital                                                                                    $    45,464,583
-------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                                                  57,491
-------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                            (3,048,154)
-------------------------------------------------------------------------------------------------
Undistributed net investment income                                                                        119,210
-------------------------------------------------------------------------------------------------  ---------------
     Total Net Assets                                                                              $    42,593,130
-------------------------------------------------------------------------------------------------  ---------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
-------------------------------------------------------------------------------------------------
Net Asset Value Per Share ($42,593,130 / 4,199,561 shares outstanding)                                      $10.14
-------------------------------------------------------------------------------------------------  ---------------
Computation of Offering Price Per Share (100/97 of $10.14)*                                                 $10.45
-------------------------------------------------------------------------------------------------  ---------------


*See "What Shares Cost" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)


TOWER U.S. GOVERNMENT INCOME FUND
STATEMENT OF OPERATIONS
YEAR ENDED AUGUST 31,1995
--------------------------------------------------------------------------------

INVESTMENT INCOME:
------------------------------------------------------------------------------------------------
Interest                                                                                          $     3,896,792
------------------------------------------------------------------------------------------------
EXPENSES:
------------------------------------------------------------------------------------------------
Investment advisory fee                                                           $      223,677
--------------------------------------------------------------------------------
Administrative personnel and services fee                                                 64,915
--------------------------------------------------------------------------------
Custodian fees                                                                            12,424
--------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                  29,545
--------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                  4,931
--------------------------------------------------------------------------------
Auditing fees                                                                             11,418
--------------------------------------------------------------------------------
Legal fees                                                                                 4,602
--------------------------------------------------------------------------------
Portfolio accounting fees                                                                 52,612
--------------------------------------------------------------------------------
Share registration costs                                                                  13,552
--------------------------------------------------------------------------------
Printing and postage                                                                      10,040
--------------------------------------------------------------------------------
Insurance premiums                                                                         6,347
--------------------------------------------------------------------------------
Miscellaneous                                                                              4,516
--------------------------------------------------------------------------------  --------------
     Total expenses                                                                      438,579
--------------------------------------------------------------------------------
Deduct--Waiver of investment advisory fee                                                 29,824
--------------------------------------------------------------------------------  --------------
     Net expenses                                                                                         408,755
------------------------------------------------------------------------------------------------  ---------------
          Net investment income                                                                         3,488,037
------------------------------------------------------------------------------------------------  ---------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
------------------------------------------------------------------------------------------------
Net realized loss on investments                                                                       (2,290,190)
------------------------------------------------------------------------------------------------
Net change in unrealized appreciation of investments                                                    2,760,429
------------------------------------------------------------------------------------------------  ---------------
     Net realized and unrealized gain on investments                                                      470,239
------------------------------------------------------------------------------------------------  ---------------
          Change in net assets resulting from operations                                          $     3,958,276
------------------------------------------------------------------------------------------------  ---------------


(See Notes which are an integral part of the Financial Statements)


TOWER U.S. GOVERNMENT INCOME FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                     YEAR ENDED AUGUST 31,
                                                                                --------------------------------
                                                                                     1995              1994
INCREASE (DECREASE) IN NET ASSETS:
-----------------------------------------------------------------------------
OPERATIONS--
-----------------------------------------------------------------------------
Net investment income                                                          $      3,488,037  $      5,257,764
-----------------------------------------------------------------------------
Net realized loss on investments
($(1,657,595) and $(97,781), respectively, as computed
for federal tax purposes)                                                            (2,290,190)         (639,236)
-----------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments                   2,760,429        (6,333,912)
-----------------------------------------------------------------------------  ----------------  ----------------
     Change in net assets resulting from operations                                   3,958,276        (1,715,384)
-----------------------------------------------------------------------------  ----------------  ----------------
DISTRIBUTIONS TO SHAREHOLDERS--
-----------------------------------------------------------------------------
Distributions from net investment income                                             (3,395,460)       (5,207,830)
-----------------------------------------------------------------------------
Distributions from net realized gains                                                 --                 (286,051)
-----------------------------------------------------------------------------  ----------------  ----------------
     Change in net assets resulting from distributions to shareholders               (3,395,460)       (5,493,881)
-----------------------------------------------------------------------------  ----------------  ----------------
SHARE TRANSACTIONS--
-----------------------------------------------------------------------------
Proceeds from sale of shares                                                          2,611,463        13,454,908
-----------------------------------------------------------------------------
Net asset value of shares issued to shareholders in payment of dividends
declared                                                                              1,153,323         1,317,799
-----------------------------------------------------------------------------
Cost of shares redeemed                                                             (28,785,487)      (27,109,534)
-----------------------------------------------------------------------------  ----------------  ----------------
     Change in net assets resulting from share transactions                         (25,020,701)      (12,336,827)
-----------------------------------------------------------------------------  ----------------  ----------------
          Change in net assets                                                      (24,457,885)      (19,546,092)
-----------------------------------------------------------------------------
NET ASSETS:
-----------------------------------------------------------------------------
Beginning of period                                                                  67,051,015        86,597,107
-----------------------------------------------------------------------------  ----------------  ----------------
End of period (including undistributed net investment income of $119,210 and
$26,633, respectively)                                                         $     42,593,130  $     67,051,015
-----------------------------------------------------------------------------  ----------------  ----------------


(See Notes which are an integral part of the Financial Statements)


TOWER U.S. GOVERNMENT INCOME FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                         YEAR ENDED AUGUST 31,
                                             ----------------------------------------------------------------------------
                                               1995       1994       1993       1992       1991       1990       1989(A)
NET ASSET VALUE, BEGINNING OF PERIOD         $    9.92  $   10.85  $   10.75  $   10.49  $   10.07  $   10.20   $   10.17
-------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-------------------------------------------
  Net investment income                           0.71       0.69       0.74       0.79       0.85       0.86        0.69
-------------------------------------------
  Net realized and unrealized gain (loss)
  on investments                                  0.20      (0.89)      0.12       0.30       0.43      (0.11)       0.03
-------------------------------------------  ---------  ---------  ---------  ---------  ---------  ---------  -----------
  Total from investment operations                0.91      (0.20)      0.86       1.09       1.28       0.75        0.72
-------------------------------------------  ---------  ---------  ---------  ---------  ---------  ---------  -----------
LESS DISTRIBUTIONS
-------------------------------------------
  Distributions from net investment income       (0.69)     (0.69)     (0.74)     (0.79)     (0.85)     (0.86)      (0.69)
-------------------------------------------
  Distributions from net realized gain on
  investment transactions                       --          (0.04)     (0.01)     (0.04)     (0.01)     (0.02)     --
-------------------------------------------
  Distributions in excess of net investment
  income                                        --         --          (0.01 (c)    --      --         --          --
-------------------------------------------  ---------  ---------  ---------  ---------  ---------  ---------  -----------
  Total distributions                            (0.69)     (0.73)     (0.76)     (0.83)     (0.86)     (0.88)      (0.69)
-------------------------------------------  ---------  ---------  ---------  ---------  ---------  ---------  -----------
NET ASSET VALUE, END OF PERIOD               $   10.14  $    9.92  $   10.85  $   10.75  $   10.49  $   10.07   $   10.20
-------------------------------------------  ---------  ---------  ---------  ---------  ---------  ---------  -----------
TOTAL RETURN(B)                                   9.60%     (1.67%)      8.11%     10.72%     13.27%      7.48%       9.20%
-------------------------------------------
RATIOS TO AVERAGE NET ASSETS
-------------------------------------------
  Expenses                                        0.82%      0.74%      0.68%      0.69%      0.68%      0.69%       0.59%*
-------------------------------------------
  Net investment income                           7.02%      6.68%      7.03%      7.51%      8.30%      8.50%       8.64%*
-------------------------------------------
  Expense waiver/reimbursement (d)                0.06%      0.06%      0.11%      0.11%      0.17%      0.45%       0.52%*
-------------------------------------------
SUPPLEMENTAL DATA
-------------------------------------------
  Net assets, end of period (000 omitted)      $42,593     $67,051   $86,597    $61,646    $48,482    $32,596     $15,753
-------------------------------------------
  Portfolio turnover                                 5%        26%        61%        36%        20%        32%         42%
-------------------------------------------


 * Computed on an annualized basis.

(a) Reflects operations for the period from October 14, 1988 (date of initial public investment) to August 31, 1989.
(b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.
(c) Distributions in excess of net investment for the fiscal year ended August 31, 1993, were a result of certain book and tax timing differences. These distributions do not represent a return of capital for federal tax purposes.
(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


TOWER CASH RESERVE FUND
PORTFOLIO OF INVESTMENTS
AUGUST 31, 1995
--------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT                                                                                            VALUE
PAPER--72.8% ---------------------------------------------------------------------------------
                 CHEMICALS--2.6%
                 -----------------------------------------------------------------------------
$     5,000,000  Du Pont (E.I.) de Nemours & Co., 5.75%, 9/7/1995                               $       4,995,208
                 -----------------------------------------------------------------------------  -----------------
                 COMPUTERS--5.2%
                 -----------------------------------------------------------------------------
      5,000,000  Electronic Data Systems Corp., 5.72%, 10/16/1995                                       4,964,250
                 -----------------------------------------------------------------------------
      5,000,000  Hewlett Packard Co., 5.68%, 10/17/1995                                                 4,963,711
                 -----------------------------------------------------------------------------  -----------------
                 Total                                                                                  9,927,961
                 -----------------------------------------------------------------------------  -----------------
                 FINANCE-AUTOMOTIVE--5.2%
                 -----------------------------------------------------------------------------
      5,000,000  Ford Credit Receivables Funding, Inc., 6.10%, 10/2/1995                                4,973,736
                 -----------------------------------------------------------------------------
      5,000,000  Toyota Motor Credit Corp., 6.03%, 12/22/1995                                           4,906,200
                 -----------------------------------------------------------------------------  -----------------
                 Total                                                                                  9,879,936
                 -----------------------------------------------------------------------------  -----------------
                 FINANCE-COMMERCIAL--15.6%
                 -----------------------------------------------------------------------------
      5,000,000  Deere (John) Capital Corp., 5.69%, 9/18/1995                                           4,986,565
                 -----------------------------------------------------------------------------
      5,000,000  CIT Group Holdings, Inc., 5.95%, 9/5/1995                                              4,996,694
                 -----------------------------------------------------------------------------
      5,000,000  Transamerica Finance Corp., 6.03%, 10/16/1995                                          4,962,313
                 -----------------------------------------------------------------------------
      5,000,000  U.S.A.A. Capital Corp., 5.60%, 10/27/1995                                              4,956,444
                 -----------------------------------------------------------------------------
      5,000,000  Norwest Corp, 5.72%, 10/19/1995                                                        4,961,868
                 -----------------------------------------------------------------------------
      5,000,000  General Electric Capital Corp., 5.75%, 9/19/1995                                       4,985,626
                 -----------------------------------------------------------------------------  -----------------
                 Total                                                                                 29,849,510
                 -----------------------------------------------------------------------------  -----------------
                 FINANCE-RETAIL--5.2%
                 -----------------------------------------------------------------------------
      5,000,000  Commercial Credit Co., 5.72%, 9/5/1995                                                 4,996,822
                 -----------------------------------------------------------------------------
      5,000,000  American General Finance Corp., 6.00%, 11/1/1995                                       4,949,167
                 -----------------------------------------------------------------------------  -----------------
                 Total                                                                                  9,945,989
                 -----------------------------------------------------------------------------  -----------------
                 FOOD & BEVERAGE--10.4%
                 -----------------------------------------------------------------------------
      5,000,000  Heinz (H.J.) Co., 5.72%, 9/8/1995                                                      4,994,439
                 -----------------------------------------------------------------------------
      5,000,000  Anheuser-Busch Companies, Inc., 5.69%, 9/11/1995                                       4,992,097
                 -----------------------------------------------------------------------------



TOWER CASH RESERVE FUND
--------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT                                                                                            VALUE
---------------  -----------------------------------------------------------------------------  -----------------
*COMMERCIAL PAPER--CONTINUED
----------------------------------------------------------------------------------------------
                 FOOD & BEVERAGE--CONTINUED
                 -----------------------------------------------------------------------------
$     5,000,000  PepsiCo, Inc., 5.70%, 9/22/1995                                                $       4,983,375
                 -----------------------------------------------------------------------------
      5,000,000  Cargill, Inc., 5.70%, 9/5/1995                                                         4,996,834
                 -----------------------------------------------------------------------------  -----------------
                 Total                                                                                 19,966,745
                 -----------------------------------------------------------------------------  -----------------
                 FUNDING CORPORATION--10.4%
                 -----------------------------------------------------------------------------
      5,000,000  Beta Finance, Inc., 5.70%, 9/8/1995                                                    4,994,458
                 -----------------------------------------------------------------------------
      5,000,000  Paccar Financial Corp., 5.80%, 9/21/1995                                               4,983,889
                 -----------------------------------------------------------------------------
      5,000,000  CIESCO, Inc., 5.70%, 9/22/1995                                                         4,983,375
                 -----------------------------------------------------------------------------
      5,000,000  Falcon Asset Securitization Corp., 5.70%, 9/14/1995                                    4,989,708
                 -----------------------------------------------------------------------------  -----------------
                 Total                                                                                 19,951,430
                 -----------------------------------------------------------------------------  -----------------
                 HEALTH CARE--2.6%
                 -----------------------------------------------------------------------------
      5,000,000  Abbott Laboratories, 5.68%, 9/21/1995                                                  4,984,222
                 -----------------------------------------------------------------------------  -----------------
                 OIL & OIL FINANCE--5.2%
                 -----------------------------------------------------------------------------
      5,000,000  Chevron Oil Finance Co., (Guaranteed by Chevron Corp.) 5.68%, 9/1/1995                 5,000,000
                 -----------------------------------------------------------------------------
      5,000,000  Texaco, Inc., 5.71%, 10/4/1995                                                         4,973,829
                 -----------------------------------------------------------------------------  -----------------
                 Total                                                                                  9,973,829
                 -----------------------------------------------------------------------------  -----------------
                 TELECOMMUNICATIONS--7.8%
                 -----------------------------------------------------------------------------
      5,000,000  Southwestern Bell Capital Corp., 5.80%, 9/20/1995                                      4,984,694
                 -----------------------------------------------------------------------------
      5,000,000  BellSouth Telecommunications, Inc., 5.69%, 9/13/1995                                   4,990,517
                 -----------------------------------------------------------------------------
      5,000,000  AT&T Corp., 5.61%, 12/12/1995                                                          4,920,525
                 -----------------------------------------------------------------------------  -----------------
                 Total                                                                                 14,895,736
                 -----------------------------------------------------------------------------  -----------------
                 TOBACCO--2.6%
                 -----------------------------------------------------------------------------
      5,000,000  Philip Morris Cos., Inc., 5.70%, 9/20/1995                                             4,984,958
                 -----------------------------------------------------------------------------  -----------------
                 TOTAL COMMERCIAL PAPER                                                               139,355,524
                 -----------------------------------------------------------------------------  -----------------
U.S. GOVERNMENT AGENCIES--20.8%
----------------------------------------------------------------------------------------------
     15,000,000  Federal Home Loan Bank System, 5.55%--6.07%,
                 11/6/1995-12/29/1995                                                                  14,749,826
                 -----------------------------------------------------------------------------



TOWER CASH RESERVE FUND
--------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT                                                                                            VALUE
---------------  -----------------------------------------------------------------------------  -----------------
U.S. GOVERNMENT AGENCIES--CONTINUED
----------------------------------------------------------------------------------------------
$    10,000,000  Federal Home Loan Mortgage Corp., 5.71%,
                 9/15/1995-9/18/1995                                                            $       9,975,415
                 -----------------------------------------------------------------------------
     15,000,000  Federal National Mortgage Association, 5.77%-5.84%,
                 9/11/1995-9/12/1995                                                                   14,975,007
                 -----------------------------------------------------------------------------  -----------------
                 TOTAL U.S. GOVERNMENT AGENCIES                                                        39,700,248
                 -----------------------------------------------------------------------------  -----------------
**REPURCHASE AGREEMENT--6.8%
----------------------------------------------------------------------------------------------
     12,973,000  State Street Bank and Trust Co., 5.78%, dated 8/31/1995, due
                 9/1/1995                                                                              12,973,000
                 -----------------------------------------------------------------------------  -----------------
                 TOTAL INVESTMENTS, AT AMORTIZED COST (A)                                       $     192,028,772
                 -----------------------------------------------------------------------------  -----------------


  * Each issue shows the rate of discount at the time of purchase.

 ** The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(a) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($191,242,362) at August 31, 1995.

(See Notes which are an integral part of the Financial Statements)


TOWER CASH RESERVE FUND
STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 1995
--------------------------------------------------------------------------------

ASSETS:
-----------------------------------------------------------------------------------------------
Investments, at amortized cost and value                                                         $     192,028,772
-----------------------------------------------------------------------------------------------
Income receivable                                                                                            2,083
-----------------------------------------------------------------------------------------------  -----------------
     Total assets                                                                                      192,030,855
-----------------------------------------------------------------------------------------------
LIABILITIES:
---------------------------------------------------------------------------------
Income distribution payable                                                        $    702,284
---------------------------------------------------------------------------------
Payable to bank                                                                           3,626
---------------------------------------------------------------------------------
Accrued expenses                                                                         82,583
---------------------------------------------------------------------------------  ------------
     Total liabilities                                                                                     788,493
-----------------------------------------------------------------------------------------------  -----------------
Net Assets for 191,242,362 shares outstanding                                                    $     191,242,362
-----------------------------------------------------------------------------------------------  -----------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
-----------------------------------------------------------------------------------------------
$191,242,362 / 191,242,362 shares outstanding                                                                $1.00
-----------------------------------------------------------------------------------------------  -----------------

(See Notes which are an integral part of the Financial Statements)



TOWER CASH RESERVE FUND
STATEMENT OF OPERATIONS
YEAR ENDED AUGUST 31, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME:
-------------------------------------------------------------------------------------------------
Interest                                                                                           $    11,673,867
-------------------------------------------------------------------------------------------------
EXPENSES:
-------------------------------------------------------------------------------------------------
Investment advisory fee                                                              $    814,726
-----------------------------------------------------------------------------------
Administrative personnel and services fees                                                265,774
-----------------------------------------------------------------------------------
Custodian fees                                                                             45,760
-----------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                   21,015
-----------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                  11,023
-----------------------------------------------------------------------------------
Auditing fees                                                                              18,672
-----------------------------------------------------------------------------------
Legal fees                                                                                    673
-----------------------------------------------------------------------------------
Portfolio accounting fees                                                                  44,916
-----------------------------------------------------------------------------------
Distribution services fee                                                                 509,203
-----------------------------------------------------------------------------------
Share registration costs                                                                   12,690
-----------------------------------------------------------------------------------
Printing and postage                                                                        1,867
-----------------------------------------------------------------------------------
Insurance premiums                                                                          7,335
-----------------------------------------------------------------------------------
Miscellaneous                                                                               6,748
-----------------------------------------------------------------------------------  ------------
     Total expenses                                                                                      1,760,402
-------------------------------------------------------------------------------------------------  ---------------
          Net investment income                                                                    $     9,913,465
-------------------------------------------------------------------------------------------------  ---------------

(See Notes which are an integral part of the Financial Statements)



TOWER CASH RESERVE FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                    YEAR ENDED AUGUST 31,
                                                                            -------------------------------------
                                                                                   1995                1994
INCREASE (DECREASE) IN NET ASSETS:
--------------------------------------------------------------------------
OPERATIONS--
--------------------------------------------------------------------------
Net investment income                                                       $        9,913,465  $        4,623,218
--------------------------------------------------------------------------  ------------------  ------------------
DISTRIBUTIONS TO SHAREHOLDERS--
--------------------------------------------------------------------------
Distributions from net investment income                                            (9,913,465)         (4,623,218)
--------------------------------------------------------------------------  ------------------  ------------------
SHARE TRANSACTIONS--
--------------------------------------------------------------------------
Proceeds from sale of shares                                                       372,472,324         356,956,748
--------------------------------------------------------------------------
Net asset value of shares issued to shareholders in
payment of distributions declared                                                    1,342,657             616,017
--------------------------------------------------------------------------
Cost of shares redeemed                                                           (366,494,602)       (327,702,458)
--------------------------------------------------------------------------  ------------------  ------------------
     Change in net assets resulting from share transactions                          7,320,379          29,870,307
--------------------------------------------------------------------------  ------------------  ------------------
          Change in net assets                                                       7,320,379          29,870,307
--------------------------------------------------------------------------
NET ASSETS:
--------------------------------------------------------------------------
Beginning of period                                                                183,921,983         154,051,676
--------------------------------------------------------------------------  ------------------  ------------------
End of period                                                               $      191,242,362  $      183,921,983
--------------------------------------------------------------------------  ------------------  ------------------

(See Notes which are an integral part of the Financial Statements)


TOWER CASH RESERVE FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                         YEAR ENDED AUGUST 31,
                                             ----------------------------------------------------------------------------
                                               1995       1994       1993       1992       1991       1990       1989(A)
NET ASSET VALUE, BEGINNING OF PERIOD         $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00   $    1.00
-------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-------------------------------------------
  Net investment income                           0.05       0.03       0.02       0.04       0.06       0.08        0.07
-------------------------------------------
LESS DISTRIBUTIONS
-------------------------------------------
  Distributions from net investment income       (0.05)     (0.03)     (0.02)     (0.04)     (0.06)     (0.08)      (0.07)
-------------------------------------------  ---------  ---------  ---------  ---------  ---------  ---------  -----------
NET ASSET VALUE, END OF PERIOD               $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00   $    1.00
-------------------------------------------  ---------  ---------  ---------  ---------  ---------  ---------  -----------
TOTAL RETURN (B)                                  4.97%      2.73%      2.49%      3.75%      6.45%      8.02%       6.86%
-------------------------------------------
RATIOS TO AVERAGE NET ASSETS
-------------------------------------------
  Expenses                                        0.86%      0.91%      0.89%      0.89%      0.80%      0.77%       0.75%*
-------------------------------------------
  Net investment income                           4.87%      2.71%      2.48%      3.79%      6.30%      7.71%       8.68%*
-------------------------------------------
  Expense waiver/reimbursement (c)                  --         --         --       0.03%        --       0.01%         --
-------------------------------------------
SUPPLEMENTAL DATA
-------------------------------------------
  Net assets, end of period (000 omitted)     $191,242   $183,922    $154,052  $162,038   $249,822   $300,668     $169,303
-------------------------------------------


 * Computed on an annualized basis.

(a)Reflects operations for the period from October 14, 1988 (date of initial public investment) to August 31, 1989.

(b)Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

(c)This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


TOWER U.S. TREASURY MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
AUGUST 31, 1995
--------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT                                                                                            VALUE
---------------  -----------------------------------------------------------------------------  -----------------
U.S. TREASURY BILLS--54.5%
----------------------------------------------------------------------------------------------
$    64,000,000  9/7/1995-2/1/1996                                                              $      63,542,610
                 -----------------------------------------------------------------------------  -----------------
*REPURCHASE AGREEMENTS--45.7%
----------------------------------------------------------------------------------------------
     26,250,000  HSBC Securities, Inc., 5.77%, dated 8/31/1995, due 9/1/1995                           26,250,000
                 -----------------------------------------------------------------------------
     27,000,000  State Street Bank and Trust Co., 5.78%, dated 8/31/1995, due
                 9/1/1995                                                                              27,000,000
                 -----------------------------------------------------------------------------  -----------------
                 TOTAL REPURCHASE AGREEMENTS                                                           53,250,000
                 -----------------------------------------------------------------------------  -----------------
                 TOTAL INVESTMENTS, AT AMORTIZED COST (A)                                       $     116,792,610
                 -----------------------------------------------------------------------------  -----------------


  * The repurchase agreements are fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(a) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($116,489,072) at August 31, 1995.

(See Notes which are an integral part of the Financial Statements)

TOWER U.S. TREASURY MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 1995
--------------------------------------------------------------------------------

ASSETS:
-----------------------------------------------------------------------------
Investment in repurchase agreements                                            $    53,250,000
-----------------------------------------------------------------------------
Investment in securities                                                            63,542,610
-----------------------------------------------------------------------------  ---------------
     Total investments, at amortized cost and value                                             $     116,792,610
----------------------------------------------------------------------------------------------
Income receivable                                                                                           8,542
----------------------------------------------------------------------------------------------
Deferred expenses                                                                                             945
----------------------------------------------------------------------------------------------  -----------------
     Total assets                                                                                     116,802,097
----------------------------------------------------------------------------------------------
LIABILITIES:
----------------------------------------------------------------------------------------------
Income distribution payable                                                            299,175
-----------------------------------------------------------------------------
Accrued expenses                                                                        12,596
-----------------------------------------------------------------------------
Payable to bank                                                                          1,254
-----------------------------------------------------------------------------  ---------------
     Total liabilities                                                                                    313,025
----------------------------------------------------------------------------------------------  -----------------
Net Assets for 116,489,072 shares outstanding                                                   $     116,489,072
----------------------------------------------------------------------------------------------  -----------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
----------------------------------------------------------------------------------------------
$116,489,072 / 116,489,072 shares outstanding                                                               $1.00
----------------------------------------------------------------------------------------------  -----------------


(See Notes which are an integral part of the Financial Statements)


TOWER U.S. TREASURY MONEY MARKET FUND
STATEMENT OF OPERATIONS
YEAR ENDED AUGUST 31, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME:
--------------------------------------------------------------------------------------------------
Interest                                                                                            $    4,791,506
--------------------------------------------------------------------------------------------------
EXPENSES:
--------------------------------------------------------------------------------------------------
Investment advisory fee                                                               $    341,980
------------------------------------------------------------------------------------
Administrative personnel and services fee                                                  111,430
------------------------------------------------------------------------------------
Custodian fees                                                                              18,490
------------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                    22,670
------------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                    2,836
------------------------------------------------------------------------------------
Auditing fees                                                                               12,448
------------------------------------------------------------------------------------
Legal fees                                                                                   4,877
------------------------------------------------------------------------------------
Portfolio accounting fees                                                                   34,534
------------------------------------------------------------------------------------
Share registration costs                                                                    18,203
------------------------------------------------------------------------------------
Printing and postage                                                                         5,078
------------------------------------------------------------------------------------
Insurance premiums                                                                           5,013
------------------------------------------------------------------------------------
Miscellaneous                                                                                3,478
------------------------------------------------------------------------------------  ------------
     Total expenses                                                                        581,037
------------------------------------------------------------------------------------
Deduct-Waiver of investment advisory fee                                                   188,089
------------------------------------------------------------------------------------  ------------
     Net expenses                                                                                          392,948
--------------------------------------------------------------------------------------------------  --------------
          Net investment income                                                                     $    4,398,558
--------------------------------------------------------------------------------------------------  --------------


(See Notes which are an integral part of the Financial Statements)


TOWER U.S. TREASURY MONEY MARKET FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                     YEAR ENDED AUGUST 31,
                                                                            -------------------------------------

                                                                                     1995               1994
INCREASE (DECREASE) IN NET ASSETS:
----------------------------------------------------------------------------
OPERATIONS--
----------------------------------------------------------------------------
Net investment income                                                         $        4,398,558  $      1,171,203
----------------------------------------------------------------------------  ------------------  ----------------
DISTRIBUTIONS TO SHAREHOLDERS--
----------------------------------------------------------------------------
Distributions from net investment income                                              (4,398,558)       (1,171,203)
----------------------------------------------------------------------------  ------------------  ----------------
SHARE TRANSACTIONS--
----------------------------------------------------------------------------
Proceeds from sale of shares                                                         307,600,098       140,396,462
----------------------------------------------------------------------------
Net asset value of shares issued to shareholders in payment of distributions
declared                                                                                 992,817            66,203
----------------------------------------------------------------------------
Cost of shares redeemed                                                             (237,126,184)     (129,435,476)
----------------------------------------------------------------------------  ------------------  ----------------
     Change in net assets resulting from share transactions                           71,466,731        11,027,189
----------------------------------------------------------------------------  ------------------  ----------------
          Change in net assets                                                        71,466,731        11,027,189
----------------------------------------------------------------------------
NET ASSETS:
----------------------------------------------------------------------------
Beginning of period                                                                   45,022,341        33,995,152
----------------------------------------------------------------------------  ------------------  ----------------
End of period                                                                 $      116,489,072  $     45,022,341
----------------------------------------------------------------------------  ------------------  ----------------


(See Notes which are an integral part of the Financial Statements)

TOWER U.S. TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                     YEAR ENDED AUGUST 31,
                                                                ------------------------------
                                                                 1995       1994      1993(A)
NET ASSET VALUE, BEGINNING OF PERIOD                               $1.00      $1.00      $1.00
-------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-------------------------------------------------------------
     Net investment income                                          0.05       0.03       .002
-------------------------------------------------------------
LESS DISTRIBUTIONS
-------------------------------------------------------------
     Distributions from net investment income                      (0.05)     (0.03)     (.002)
-------------------------------------------------------------  ---------  ---------  ---------
NET ASSET VALUE, END OF PERIOD                                     $1.00      $1.00      $1.00
-------------------------------------------------------------  ---------  ---------  ---------
TOTAL RETURN (B)                                                    5.15%      2.85% 0.34%
-------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
-------------------------------------------------------------
     Expenses                                                       0.46%      0.66% 0.50%*
-------------------------------------------------------------
     Net investment income                                          5.15%      2.85% 2.80%*
-------------------------------------------------------------
     Expense waiver/reimbursement (c)                               0.22%      0.23% 0.32%*
-------------------------------------------------------------
SUPPLEMENTAL DATA
-------------------------------------------------------------
     Net assets, end of period (000 omitted)                    $116,489    $45,022
                                                                                       $33,995
-------------------------------------------------------------


  * Computed on an annualized basis.

 (a) Reflects operations for the period from July 19, 1993 (date of initial public investment) to August 31, 1993.

(b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

TOWER MUTUAL FUNDS
COMBINED NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 1995
--------------------------------------------------------------------------------

(1) ORGANIZATION

Tower Mutual Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of six portfolios (individually referred to as the "Fund", or collectively as the "Funds") which are presented herein:

                                       PORTFOLIO NAME                                            DIVERSIFICATION
Tower Capital Appreciation Fund ("Capital Appreciation")                                           diversified
Tower Total Return Bond Fund ("Total Return Bond")                                                 diversified
Tower Louisiana Municipal Income Fund ("Louisiana Municipal Income")                             non-diversified
Tower U.S. Government Income Fund ("U.S. Government Income")                                       diversified
Tower Cash Reserve Fund ("Cash Reserve")                                                           diversified
Tower U.S Treasury Money Market Fund ("U.S. Treasury")                                             diversified


The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--Short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. All other securities are valued at prices provided by an independent pricing service. Cash Reserve and U.S. Treasury Money Market Fund's use of the amortized cost method to value their portfolio securities is in accordance with Rule 2a-7 under the Act.

     REPURCHASE AGREEMENTS--It is the policy of the Funds to require a custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

     The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' adviser to be


TOWER MUTUAL FUNDS
--------------------------------------------------------------------------------
     creditworthy pursuant to guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees").

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code").

     FEDERAL TAXES--It is the Funds' policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal tax are necessary.

     At August 31, 1995, Total Return Bond, Louisiana Municipal Income and U.S. Government Income, for federal tax purposes, had a capital loss carryforward, as noted below, which will reduce the Funds' taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax.

FUND                                    TOTAL TAX LOSS CARRYFORWARD
Total Return Bond                              $    1,083,614
Louisiana Municipal Income                     $       86,087
U.S. Government Income                         $    1,755,376


Pursuant to the Code, such capital loss carryforwards will expire as follows:

                                              EXPIRATION AMOUNT
                        TOTAL RETURN           LOUISIANA            U.S. GOVERNMENT
  EXPIRATION YEAR           BOND           MUNICIPAL INCOME              INCOME
        2002           $       47,834         $        --           $         97,781
        2003                1,035,780              86,087                  1,657,595


Additionally, net capital losses, as noted below, attributable to security transactions incurred after October 31, 1994 are treated as arising on the first day of the Funds' next taxable year (September 1, 1995).

FUND                                    TOTAL TAX LOSS PUSHFORWARD
Total Return Bond                             $       297,245
Louisiana Municipal Income                    $       558,140
U.S. Government Income                        $     1,292,425


     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade


TOWER MUTUAL FUNDS
--------------------------------------------------------------------------------
     date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     DEFERRED EXPENSES--The costs incurred by each Fund with respect to registration of their shares in their first fiscal year, excluding the initial expense of registering their shares, have been deferred and are being amortized using the straight-line method over a period of five years from each Fund's commencement date.

     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At August 31, 1995, Cash Reserve and U.S. Treasury Funds' capital paid-in aggregated $191,242,362 and $116,489,072, respectively.

Transactions in shares were as follows:

MONEY MARKET FUNDS

                                                    CASH RESERVE                       U.S. TREASURY
                                         ---------------------------------   --------------------------------
                                            YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                         AUGUST 31, 1995   AUGUST 31, 1994   AUGUST 31, 1995   AUGUST 31, 1994
                                         ---------------   ---------------   ---------------   ---------------
Shares sold                                  372,472,324       356,956,748       307,600,098       140,396,462
---------------------------------------
Shares issued to shareholders in pay-
ment of distributions declared                 1,342,657           616,017           992,817            66,203
---------------------------------------
Shares redeemed                             (366,494,602)     (327,702,458)     (237,126,184)     (129,435,476)
---------------------------------------  ----------------  ----------------  ----------------  ----------------
    Net change resulting from share
    transactions                               7,320,379        29,870,307        71,466,731        11,027,189
---------------------------------------  ----------------  ----------------  ----------------  ----------------


FLUCTUATING NET ASSET VALUE FUNDS

                                                CAPITAL APPRECIATION                 TOTAL RETURN BOND
                                         ---------------------------------   --------------------------------
                                            YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                         AUGUST 31, 1995   AUGUST 31, 1994   AUGUST 31, 1995   AUGUST 31, 1994
                                         ---------------   ---------------   ---------------   ---------------
Shares sold                                   1,095,340         1,813,334         1,340,601         2,648,699
---------------------------------------
Shares issued to shareholders in pay-
ment of distributions declared                  251,073           774,171           364,803           355,310
---------------------------------------
Shares redeemed                              (2,437,091)       (2,161,249)       (2,275,944)       (1,587,686)
---------------------------------------  ----------------  ----------------  ----------------  ----------------
    Net change resulting from share
    transactions                             (1,090,678)          426,256          (570,540)        1,416,323
---------------------------------------  ----------------  ----------------  ----------------  ----------------



TOWER MUTUAL FUNDS
--------------------------------------------------------------------------------

                                             LOUISIANA MUNICIPAL INCOME            U.S. GOVERNMENT INCOME
                                         ---------------------------------   --------------------------------
                                            YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                         AUGUST 31, 1995   AUGUST 31, 1994   AUGUST 31, 1995   AUGUST 31, 1994
                                         ---------------   ---------------   ---------------   ---------------
Shares sold                                     672,074         1,535,457           265,325         1,291,084
---------------------------------------
Shares issued to shareholders in pay-
ment of distributions declared                  234,129           247,317           117,298           127,820
---------------------------------------
Shares redeemed                              (2,118,527)       (1,823,703)       (2,944,932)       (2,640,253)
---------------------------------------  ----------------  ----------------  ----------------  ----------------
    Net change resulting from share
    transactions                             (1,212,324)          (40,929)       (2,562,309)       (1,221,349)
---------------------------------------  ----------------  ----------------  ----------------  ----------------


(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Hibernia National Bank, the Funds' investment adviser (the "Adviser") receives for its services an annual investment advisory fee based on a percentage of each Fund's average daily net assets (see below).

FUND                                                                                                ANNUAL RATE
Capital Appreciation                                                                                   0.75%
Total Return Bond                                                                                      0.70%
Louisiana Municipal Income                                                                             0.45%
U.S. Government Income                                                                                 0.45%
Cash Reserve                                                                                           0.40%
U.S. Treasury                                                                                          0.40%


The Adviser may voluntarily choose to waive a portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Funds with certain administrative personnel and services. This FAS fee is based on the level of average aggregate net assets of the Trust for the period. FAS may voluntarily choose to waive a portion of its fee.

DISTRIBUTION SERVICES FEE--The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, each Fund will reimburse Federated Securities Corp., the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of each Fund's shares. The Plan provides that each Fund may incur distribution expenses up to 0.25 of 1% of the average daily net assets of the Fund's shares, annually, to reimburse Federated Securities Corp ("FSC").

The distributor may voluntarily choose to waive a portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.


TOWER MUTUAL FUNDS
--------------------------------------------------------------------------------

TRANSFER AND DIVIDEND DISBURSING AGENT FEES--Federated Services Company ("FServ") serves as transfer and dividend disbursing agent for the Funds for which it receives a fee. This fee is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ maintains the Funds' accounting records for which it receives a fee. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses.

CUSTODIAN FEES--Hibernia National Bank is the Funds' custodian for which it receives a fee. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES--Organizational expenses were initially borne by FAS.

The Funds have agreed to reimburse FAS for the organizational expenses during the five year periods following September 15, 1992 and June 1, 1993 (the dates Total Return Bond and U.S. Treasury, respectively, became effective). For the year ended August 31, 1995, the Funds paid the following pursuant to this agreement.

                                                                           EXPENSES OF    AMOUNT REIMBURSED TO FAS
                                                                           ORGANIZING        FOR THE YEAR ENDED
FUND                                                                        THE FUNDS         AUGUST 31, 1995
                                                                           -----------     -----------------------
Total Return Bond                                                          $    50,000           $    2,616
U.S. Treasury                                                              $    30,000           $    2,018


GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended
August 31, 1995, were as follows:

FUND                                                                              PURCHASES           SALES
----                                                                              ---------           -----
Capital Appreciation                                                           $    91,331,571  $     111,236,321
Total Return Bond                                                              $    58,103,927  $      58,185,884
Louisiana Municipal Income                                                     $    15,035,399  $      24,797,121
U.S. Government Income                                                         $     2,503,929  $      26,925,297


(6) CONCENTRATION OF CREDIT RISK

Since Louisiana Municipal Income invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable general tax-exempt mutual fund. In order to reduce the credit risk associated


TOWER MUTUAL FUNDS
--------------------------------------------------------------------------------
with such factors, at August 31, 1995, 85.4% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The value of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 17.7% of total investments.


REPORT OF ERNST & YOUNG LLP,
INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

To the Trustees and Shareholders of
TOWER MUTUAL FUNDS:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Tower Mutual Funds (comprising, respectively, Tower Capital Appreciation Fund, Tower Total Return Bond Fund, Tower Louisiana Municipal Income Fund, Tower U.S. Government Income Fund, Tower Cash Reserve Fund and Tower U.S. Treasury Money Market Fund) as of August 31, 1995, and the related statements of operations for the year then ended, and the statements of changes in net assets and financial highlights for the periods presented therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios of the Tower Mutual Funds, as identifed above, at August 31, 1995, the results of their operations for the year then ended, and the changes in their net assets and financial highlights for the periods presented therein, in conformity with generally accepted accounting principles.

                                                               ERNST & YOUNG LLP

Pittsburgh, Pennsylvania
October 6, 1995

TRUSTEES                                               OFFICERS
--------------------------------------------------------------------------------

Edward C. Gonzales                                        Edward C. Gonzales
Robert L. diBenedetto, M.D.                               President and Treasurer
James A. Gayle, Sr.                                       Jeffrey W. Sterling
J. Gordon Reische                                         Vice President and
                                                          Assistant Treasurer
                                                          Peter J. Germain
                                                          Secretary


Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.
Investment in mutual funds involves investment risk, including possible loss of principal.
Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.



                                    APPENDIX


A 1. The graphic presentation here displayed consists of a legend in the bottom center indicating the components of the corresponding line graph. Tower Capital Appreciation Fund is represented by a broken line. The Standard and Poor's 500 Index is represented by a solid line. The line graph is a visual representation of a comparison of change in value of a hypothetical $10,000 purchase in the Fundand Standard and Poor's 500 Index. The "y" axis reflects the cost of the investment. The "x" axis reflects computation periods from October 14, 1988 (start of performance) to August 31, 1995. The right margin reflects the ending value of the hypothetical investment in the Fund as compared to Standard and Poor's 500 Index; the ending values are $23,139 and $25,597, respectively. There is also a legend below the graphic presentation which indicates the Average Annual Total Return for the 1 year and 5 year periods, as well as the Average Annual Total Return from the inception date of the Fund, October 14, 1988; the Average Annual Total Returns are 17.07%, 12.89%, and 13.23%, respectively.

A 2. The graphic presentation here displayed consists of a legend in the bottom center indicating the components of the corresponding line graph. Tower Total Return Bond Fund is represented by a broken line. The Salomon Brothers Broad Investment Grade Bond Index is represented by a solid line. The line graph is a visual representation of a comparison of change in value of a hypothetical $10,000 purchase in the Fundand Salomon Brothers Brothers Broad Investment Grade Bond Index. The "y" axis reflects the cost of the investment. The "x" axis reflects computation periods from November 2, 1992 (start of performance) to August 31, 1995. The right margin reflects the ending value of the hypothetical investment in the Fund as compared to Salomon Brothers Broad Investment
Grade Bond Index; the ending values are $11,353 and $12,212, respectively.
There is also a legend below the graphic presentation which indicates the Average Annual Total Return for the 1 year period, as well as the Average Annual Total Return from the inception date of the Fund, November 2, 1992; the Average Annual Total Returns are 6.86%, and 5.16%, respectively.


A 3. The graphic presentation here displayed consists of a legend in the bottom center indicating the components of the corresponding line graph. Tower Louisiana Municipal Income Fund is represented by a broken line. The Lehman Ten Year Insured Index is represented by a solid line. The line graph is a visual representation of a comparison of change in value of a hypothetical $10,000 purchase in the Fund and the Lehman Ten Year Insured Index. The "y" axis reflects the cost of the investment. The "x" axis reflects computation periods from October 14, 1988 (start of performance) to August 31, 1995. The right margin reflects the ending value of the hypothetical investment in the Fund as compared to the Lehman Ten Year Insured Index; the ending values are $15,899 and $17,764, respectively. There is also a legend below the graphic presentation which indicates the Average Annual Total Return for the 1 year and 5 year periods, as well as the Average Annual Total Return from the inception date of the Fund, October 14, 1988; the Average Annual Total Returns are 5.00%, 7.78%, and 7.21%, respectively.

A 4. The graphic presentation here displayed consists of a legend in the bottom center indicating the components of the corresponding line graph. Tower U.S. Government Income Fund is represented by a broken line. The Salomon Brothers Medium Term Broad Index is represented by a solid line. The line graph is a visual representation of a comparison of change in value of a hypothetical $10,000 purchase in the Fund and the Salomon Brothers Medium Term Broad Index. The "y" axis reflects the cost of the investment. The "x" axis reflects computation periods from October 14, 1988 (start of performance) to August 31, 1995. The right margin reflects the ending value of the hypothetical investment in the Fund as compared to the Salomon Brothers Medium Term Broad Index; the ending values are $16,402 and $18,261, respectively. There is also a legend below the graphic presentation which indicates the Average Annual Total Return for the 1 year and 5 year periods, as well as the Average Annual Total Return from the inception date of the Fund, October 14, 1988; the Average Annual